RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 86.3%
	APPAREL & TEXTILE PRODUCTS - 1.3%
24,465	Tapestry, Inc.	$905,694

	ASSET MANAGEMENT - 3.4%
1,818	BlackRock, Inc.	1,524,684
12,480	Stifel Financial Corporation	848,141
		2,372,825
	AUTOMOTIVE - 2.0%
98,403	Ford Motor Company(a)	1,393,386

	BANKING - 8.3%
33,746	Bank of America Corporation	1,432,518
29,375	Fifth Third Bancorp	1,246,675
12,713	JPMorgan Chase & Company	2,080,990
16,380	US Bancorp	973,627
		5,733,810
	BIOTECH & PHARMA - 6.1%
14,452	AbbVie, Inc.	1,558,937
16,392	Johnson & Johnson	2,647,309
		4,206,246
	CABLE & SATELLITE - 3.1%
37,721	Comcast Corporation, Class A	2,109,736

	CHEMICALS - 3.4%
7,582	Celanese Corporation	1,142,152
25,043	Olin Corporation	1,208,325
		2,350,477
	COMMERCIAL SUPPORT SERVICES - 2.1%
9,748	Waste Management, Inc.	1,455,961

	ELECTRIC UTILITIES - 4.5%
31,080	Exelon Corporation	1,502,407
25,408	Southern Company (The)	1,574,534
		3,076,941

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	FOOD - 3.6%
8,039	Hershey Company (The)	$1,360,601
14,456	Tyson Foods, Inc., Class A	1,141,157
		2,501,758
	GAMING REIT - 2.1%
31,775	Gaming and Leisure Properties, Inc.	1,471,818

	HEALTH CARE FACILITIES & SERVICES - 4.4%
30,763	Cardinal Health, Inc.	1,521,538
3,910	UnitedHealth Group, Inc.	1,527,793
		3,049,331
	HOME CONSTRUCTION - 2.1%
25,604	Masco Corporation	1,422,302

	INSTITUTIONAL FINANCIAL SERVICES - 5.0%
6,999	Cboe Global Markets, Inc.	866,896
3,930	Goldman Sachs Group, Inc. (The)	1,485,658
11,075	Morgan Stanley	1,077,708
		3,430,262
	INTERNET MEDIA & SERVICES - 4.0%
575	Alphabet, Inc., Class A(a)	1,537,274
3,960	Roku, Inc.(a)	1,240,866
		2,778,140
	LEISURE FACILITIES & SERVICES - 1.6%
7,447	Darden Restaurants, Inc.	1,127,997

	MACHINERY - 3.8%
7,002	Caterpillar, Inc.	1,344,175
3,830	Deere & Company	1,283,318
		2,627,493
	MEDICAL EQUIPMENT & DEVICES - 2.2%
9,783	Agilent Technologies, Inc.	1,541,116

	OIL & GAS PRODUCERS - 4.7%
21,603	ConocoPhillips	1,464,035

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	OIL & GAS PRODUCERS - 4.7% (Continued)
30,856	Exxon Mobil Corporation	$1,814,950
		3,278,985
	RETAIL - DISCRETIONARY - 2.8%
7,828	AutoNation, Inc.(a)	953,137
9,162	Best Buy Company, Inc.	968,516
		1,921,653
	SEMICONDUCTORS - 3.2%
11,053	Applied Materials, Inc.	1,422,853
4,837	Skyworks Solutions, Inc.	797,041
		2,219,894
	SOFTWARE - 3.3%
5,501	Okta, Inc.(a)	1,305,607
10,957	Oracle Corporation	954,683
		2,260,290
	TECHNOLOGY HARDWARE - 2.2%
5,347	Apple, Inc.	756,601
13,628	Cisco Systems, Inc.	741,772
		1,498,373
	TECHNOLOGY SERVICES - 1.5%
3,195	Accenture plc, Class A	1,022,144

	TRANSPORTATION & LOGISTICS - 1.8%
5,566	FedEx Corporation	1,220,568

	TRANSPORTATION EQUIPMENT - 2.1%
6,404	Cummins, Inc.	1,438,082

	WHOLESALE - CONSUMER STAPLES - 1.7%
14,332	Bunge Ltd.	1,165,478

	TOTAL COMMON STOCKS (Cost $51,672,118)	59,580,760

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 1.7%
	EQUITY - 1.7%
8,267	iShares S&P 500 Value ETF (Cost $1,238,059)					$1,202,187

	SHORT-TERM INVESTMENTS — 5.6%
	MONEY MARKET FUNDS - 5.6%
3,866,868	First American Government Obligations Fund, Class U, 0.03% (Cost $3,866,868)(b)					3,866,868

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.0% (d)
	CALL OPTIONS PURCHASED - 0.0%(d)
1	S&P Emini 1st Wee Oct21C 1EV1C 4450 Index	WED	10/04/2021	$4,450	$222,500	$8
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,163)

	TOTAL INVESTMENTS - 93.6% (Cost $56,780,208)					$64,649,823
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.4%					4,424,617
	NET ASSETS - 100.0%					$69,074,440

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
154	CBOE Volatility Index Future	10/20/2021	$3,521,641	$225,247
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
70	CBOE Volatility Index Future	11/17/2021	$1,658,013	$(71,985)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to less than 0.1%.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 73.9%
	MONEY MARKET FUNDS – 73.9%
195,592,912	First American Government Obligations Fund, Class U, 0.03% (Cost $195,592,912)(a)					$195,592,912

	TOTAL INVESTMENTS – 73.9% (Cost $195,592,912)					$195,592,912
	PUT OPTIONS WRITTEN - 0.0% (Proceeds - $168,425)					(117,723)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 26.1%					69,317,778
	NET ASSETS - 100.0%					$264,792,967

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.0% (c)
	PUT OPTIONS WRITTEN - 0.0%(c)
415	S&P Emini 1st Wee Oct21P 1EV1P 4030 Index	ADM	10/01/2021	$4,030	$418,112,500	$7,263
518	S&P Emini 1st Wee Oct21P 1EV1P 4030 Index	EDF	10/01/2021	4,030	521,885,000	9,065
415	S&P Emini 1st Wee Oct21P 1EV1P 4030 Index	GAIN	10/01/2021	4,030	418,112,500	7,263
350	S&P Emini 1st Wee Oct21P 1EV1P 4030 Index	RCG	10/01/2021	4,030	352,625,000	6,125
1,018	S&P Emini 1st Wee Oct21P 1EV1P 4035 Index	ADM	10/01/2021	4,035	1,026,907,500	17,814
1,271	S&P Emini 1st Wee Oct21P 1EV1P 4035 Index	EDF	10/01/2021	4,035	1,282,121,250	22,243
1,018	S&P Emini 1st Wee Oct21P 1EV1P 4035 Index	GAIN	10/01/2021	4,035	1,026,907,500	17,815
848	S&P Emini 1st Wee Oct21P 1EV1P 4035 Index	RCG	10/01/2021	4,035	855,450,000	14,840
214	S&P Emini 1st Wee Oct21P 1EV1P 4045 Index	ADM	10/01/2021	4,045	216,407,500	3,745
268	S&P Emini 1st Wee Oct21P 1EV1P 4045 Index	EDF	10/01/2021	4,045	271,015,000	4,690
214	S&P Emini 1st Wee Oct21P 1EV1P 4045 Index	GAIN	10/01/2021	4,045	216,407,500	3,745
178	S&P Emini 1st Wee Oct21P 1EV1P 4045 Index	RCG	10/01/2021	4,045	180,002,500	3,115
	TOTAL WRITTEN FUTURE OPTIONS (Proceeds - $168,425)					117,723

ADM	ADM Investor Services, Inc.

EDF	ED&F Man Capital Markets, Inc.

GAIN	Gain Capital Group, LLC

RCG	Rosenthal Collins Group

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(b)	Each contract is equivalent to one futures contract.

(c)	Percentage rounds to greater than (0.1%).

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8%
	APPAREL & TEXTILE PRODUCTS - 14.3%
40,500	adidas A.G. - ADR	$6,403,860
29,700	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	4,255,416
30,939	NIKE, Inc., Class B	4,493,271
		15,152,547
	ASSET MANAGEMENT - 5.2%
23,500	Blackstone, Inc.	2,733,990
45,000	KKR & Company, Inc.	2,739,600
		5,473,590
	AUTOMOTIVE - 2.3%
3,175	Tesla, Inc.(a)	2,462,149

	E-COMMERCE DISCRETIONARY - 5.4%
1,741	Amazon.com, Inc.(a)	5,719,255

	ENTERTAINMENT CONTENT - 3.1%
19,500	Walt Disney Company (The)	3,298,815

	INDUSTRIAL REIT - 0.5%
4,000	Prologis, Inc.	501,720

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
7,700	Goldman Sachs Group, Inc. (The)	2,910,831

	INTERNET MEDIA & SERVICES - 8.6%
8,900	Airbnb, Inc., CLASS A(a)	1,492,975
1,820	Alphabet, Inc., Class A(a)	4,865,806
2,037	Shopify, Inc., Class A(a)	2,761,724
		9,120,505
	LEISURE FACILITIES & SERVICES - 11.1%
44,300	Caesars Entertainment, Inc.(a)	4,974,004
2,000	Chipotle Mexican Grill, Inc.(a)	3,635,040
22,700	Live Nation Entertainment, Inc.(a)	2,068,651
4,500	McDonald’s Corporation	1,084,995
		11,762,690

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - CONSUMER STAPLES - 8.5%
7,874	Costco Wholesale Corporation	$3,538,182
23,850	Target Corporation	5,456,164
		8,994,346
	RETAIL - DISCRETIONARY - 19.3%
7,500	Home Depot, Inc. (The)	2,461,950
3,000	Lowe’s Companies, Inc.	608,580
7,511	Lululemon Athletica, Inc.(a)	3,039,702
13,250	RH(a)	8,836,558
35,500	TJX Companies, Inc. (The)	2,342,290
7,350	Ulta Beauty, Inc.(a)	2,652,762
2,800	Williams-Sonoma, Inc.	496,524
		20,438,366
	SOFTWARE - 4.0%
15,097	Microsoft Corporation	4,256,146

	SPECIALTY FINANCE - 1.9%
12,000	American Express Company	2,010,360

	TECHNOLOGY HARDWARE - 4.6%
34,156	Apple, Inc.	4,833,074

	TECHNOLOGY SERVICES - 8.3%
11,745	PayPal Holdings, Inc.(a)	3,056,166
6,328	Square, Inc., Class A(a)	1,517,708
19,128	Visa, Inc., Class A	4,260,762
		8,834,636

	TOTAL COMMON STOCKS (Cost $90,968,303)	105,769,030

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
290,075	First American Government Obligations Fund, Class U, 0.03% (Cost $290,075)(b)	$290,075

	TOTAL INVESTMENTS - 100.1% (Cost $91,258,378)	$106,059,105
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(78,912)
	NET ASSETS - 100.0%	$105,980,193

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 87.1%
	FIXED INCOME - 87.1%
43,350	AlphaCentric Income Opportunities Fund, Class I(a)	$522,370
140,754	Catalyst Enhanced Income Strategy Fund, Class I(a)	1,570,807
95,148	Catalyst/CIFC Floating Rate Income Fund, Class I(a)	919,685
90,021	Catalyst Insider Income Fund, Class I(a)	891,204
84,981	Catalyst/Stone Beach Income Opportunity Fund, Class I(a)	727,451
80,448	Rational Special Situations Income Fund, Institutional Class(a)	1,591,271
116,061	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)	1,409,001
	TOTAL OPEN END FUNDS (Cost $7,260,691)	7,631,789

Principal Amount ($)		Discount Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 4.6%
	U.S. TREASURY BILLS — 4.6%
400,000	United States Treasury Bill (Cost $399,930)	0.037	12/30/21	399,963

Shares
	SHORT-TERM INVESTMENTS — 8.5%
	MONEY MARKET FUNDS - 8.5%
747,504	First American Government Obligations Fund, Class U, 0.03% (Cost $747,504)(b)	747,504

	TOTAL INVESTMENTS - 100.2% (Cost $8,408,125)	$8,779,256
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(19,235)
	NET ASSETS - 100.0%	$8,760,021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Depreciation
41	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	$8,810,388	$(271,112)
	TOTAL FUTURES CONTRACTS

(a)	Affiliated Issuer.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 88.2%
	MONEY MARKET FUNDS - 88.2%
56,795,044	First American Government Obligations Fund, Class U, 0.03%(a)(b) (Cost $56,795,044)	$56,795,044

	TOTAL INVESTMENTS - 88.2% (Cost $56,795,044)	$56,795,044
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.8%	7,621,254
	NET ASSETS - 100.0%	$64,416,298

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
25	CBOT 10 Year US Treasury Note	12/21/2021	$3,290,225	$(34,103)
200	CBOT 5 Year US Treasury Note	12/31/2021	24,548,400	(5,897)
19	CBOT US Long Bond Future	12/21/2021	3,025,161	(55,480)
42	CBOT Wheat Future(b)	12/14/2021	1,523,550	(9,463)
29	CME British Pound Currency Future	12/13/2021	2,442,344	(12,381)
61	CME Canadian Dollar Currency Future	12/14/2021	4,818,390	14,005
12	CME E-Mini NASDAQ 100 Index Future	12/17/2021	3,523,800	(75,155)
17	CME E-mini Russell 2000 Index Futures	12/17/2021	1,870,680	(32,835)
7	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	1,504,213	(24,162)
10	CME Japanese Yen Currency Future	12/13/2021	1,122,625	(19,244)
7	CME Lean Hogs Future(b)	12/14/2021	239,120	3,210
3	CME Live Cattle Future(b)	12/31/2021	150,870	(3,040)
84	CME New Zealand Dollar Currency Future	12/13/2021	5,799,780	(151,365)
18	CME Nikkei 225 Index Future	12/09/2021	2,641,500	(70,225)
49	CME Swiss Franc Currency Future	12/13/2021	6,579,475	(59,500)
55	COMEX Copper Future(b)	12/29/2021	5,622,375	(232,988)
60	COMEX Gold 100 Troy Ounces Future(b)	12/29/2021	10,542,000	(154,900)
2	COMEX Silver Future(b)	12/29/2021	220,470	(1,730)
86	Eurex 30 Year Euro BUXL Future	12/08/2021	20,266,848	(374,016)
1	Eurex DAX Index Future	12/17/2021	442,951	(200)
102	Eurex EURO STOXX 50 Future	12/17/2021	4,785,260	(99,783)
3	Euro-BTP Italian Bond Futures	12/08/2021	528,308	(8,025)
2	Euronext Amsterdam Index Future	10/15/2021	357,110	(3,926)
38	Euronext CAC 40 Index Future	10/15/2021	2,870,535	(40,792)
329	Euronext Milling Wheat Future(b)	12/10/2021	4,918,703	221,639
6	French Government Bond Futures	12/08/2021	1,153,967	(18,405)
68	FTSE 100 Index Future	12/17/2021	6,485,542	33,811
48	FVSA index - Mini-Futures on VSTOXX(b)	11/17/2021	128,504	2,694
30	ICE Brent Crude Oil Future(b)	10/29/2021	2,349,300	83,220
3	ICE Carbon Emissions Future(b)	12/20/2021	214,661	(6,645)

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
35	ICE Gas Oil Future(b)	11/11/2021	$2,364,250	$166,400
10	KCBT Hard Red Winter Wheat Future(b)	12/14/2021	365,875	6,862
62	Long Gilt Future	12/29/2021	10,462,262	(111,780)
44	Montreal Exchange 10 Year Canadian Bond Future	12/20/2021	4,971,859	(70,801)
25	Montreal Exchange S&P/TSX 60 Index Future	12/16/2021	4,720,764	(59,468)
9	NYBOT CSC C Coffee Future(b)	12/20/2021	654,750	(9,919)
47	NYBOT CSC Cocoa Future(b)	12/15/2021	1,246,440	5,220
127	NYBOT CSC Number 11 World Sugar Future(b)	02/28/2022	2,893,162	55,844
66	NYBOT CTN Number 2 Cotton Future(b)	12/08/2021	3,491,400	420,245
11	NYMEX Henry Hub Natural Gas Futures(b)	10/27/2021	645,370	91,780
28	NYMEX Light Sweet Crude Oil Future(b)	10/20/2021	2,100,840	108,420
12	NYMEX NY Harbor ULSD Futures(b)	10/29/2021	1,178,604	80,270
6	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	10/29/2021	552,888	29,942
17	SFE S&P ASX Share Price Index 200 Future	12/16/2021	2,238,943	(9,930)
59	SGX FTSE China A50 Futures Contract	10/28/2021	914,087	32,328
7	SGX Nifty 50 Index Futures	10/28/2021	246,428	(2,786)
2	SGX Nikkei 225 Stock Index Future	12/09/2021	265,920	(945)
47	TSE Japanese 10 Year Bond Futures	12/13/2021	63,763,298	(199,893)
12	TSE TOPIX (Tokyo Price Index) Future	12/09/2021	2,183,823	(45,663)
	TOTAL FUTURES CONTRACTS			$(649,555)

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
2	CBOE Volatility Index Future(b)	11/17/2021	$47,372	$(2,822)
1	CBOE Volatility Index Future(b)	12/22/2021	23,998	(1,218)
19	CBOT Corn Future(b)	12/14/2021	509,913	(12,900)
58	CBOT Soybean Future(b)	11/12/2021	3,642,400	101,425
87	CBOT Soybean Meal Future(b)	12/14/2021	2,859,690	97,640
8	CBOT Soybean Oil Future(b)	12/14/2021	281,712	(9,930)
76	CME Australian Dollar Currency Future	12/13/2021	5,497,840	91,105
108	CME Euro Foreign Exchange Currency Future	12/13/2021	15,660,000	90,200
14	NYMEX Platinum Future(b)	01/27/2022	673,680	(26,385)
	TOTAL FUTURES CONTRACTS			$327,115

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(b)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

RATIONAL INSIDER BUYING VA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AUTOMOTIVE - 3.0%
8,945	XPEL, Inc.(a)	$ 678,568

	E-COMMERCE DISCRETIONARY - 8.8%
329	Amazon.com, Inc.(a)	1,080,778
520	MercadoLibre, Inc.(a)	873,288
		1,954,066
	ENTERTAINMENT CONTENT - 2.2%
7,475	Bilibili, Inc. - ADR(a)	494,621

	HEALTH CARE FACILITIES & SERVICES - 3.2%
1,740	Joint Corporation (The)(a)	170,555
4,210	Teladoc Health, Inc.(a)	533,870
		704,425
	INTERNET MEDIA & SERVICES - 19.9%
403	Alphabet, Inc., Class C(a)	1,074,120
6,435	Facebook, Inc., Class A(a)	2,183,974
504	Fiverr International Ltd.(a)	92,071
1,770	Netflix, Inc.(a)	1,080,302
		4,430,467
	MEDICAL EQUIPMENT & DEVICES - 0.2%
185	Repligen Corporation(a)	53,463

	RENEWABLE ENERGY - 4.5%
3,800	SolarEdge Technologies, Inc.(a)	1,007,836

	SOFTWARE - 34.4%
745	Adobe, Inc.(a)	428,911
4,330	Crowdstrike Holdings, Inc., Class A(a)	1,064,227
1,900	Digital Turbine, Inc.(a)	130,625
4,665	DocuSign, Inc.(a)	1,200,911
540	Everbridge, Inc.(a)	81,562
30	Microsoft Corporation	8,458
3,960	Mimecast Ltd.(a)	251,856
4,580	Okta, Inc.(a)	1,087,017

RATIONAL INSIDER BUYING VA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 34.4% (Continued)
4,970	RingCentral, Inc., Class A(a)	$ 1,080,975
1,740	ServiceNow, Inc.(a)	1,082,750
1,595	Veeva Systems, Inc., Class A(a)	459,631
3,070	Zoom Video Communications, Inc., Class A(a)	802,805
		7,679,728
	SPECIALTY FINANCE - 10.4%
169,182	OppFi, Inc.(a)	1,329,770
61,645	SoFi Technologies, Inc.(a)	978,923
		2,308,693
	TECHNOLOGY SERVICES - 13.0%
2,675	Mastercard, Inc., Class A	930,044
3,550	PayPal Holdings, Inc.(a)	923,746
4,330	Square, Inc., Class A(a)	1,038,507
		2,892,297

	TOTAL COMMON STOCKS (Cost $17,377,478)	22,204,164

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
55,302	First American Government Obligations Fund, Class U, 0.03% (Cost $55,302)(b)	55,302

	TOTAL INVESTMENTS - 99.8% (Cost $17,432,780)	$ 22,259,466
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	44,228
	NET ASSETS - 100.0%	$ 22,303,694

ADR	- American Depositary Receipt
LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares				Fair Value
	COMMON STOCKS — 1.5%
	BIOTECH & PHARMA - 1.5%
13,933	Horizon Therapeutics plc(a) (Cost $981,847)			$1,526,221

	PREFERRED STOCKS — 38.6%	Dividend Rate (%)	Maturity
	ASSET MANAGEMENT - 4.1%
17,000	AMG Capital Trust II	2.5800	10/15/2034	1,011,500
39,200	KKR & Company, Inc.	6.0000	09/15/2023	3,097,192
				4,108,692
	BANKING - 5.6%
3,048	Bank of America Corporation	7.2500	Perpetual	4,396,496
783	Wells Fargo & Company - Series L	7.5000	Perpetual	1,160,406
				5,556,902
	ELECTRIC UTILITIES - 9.8%
39,850	American Electric Power Company, Inc.	6.1250	3/15/2022	1,899,650
18,366	Dominion Energy, Inc.	7.2500	6/1/2022	1,783,890
20,055	DTE Energy Company	6.2500	11/1/2022	1,007,964
25,118	NextEra Energy, Inc.	4.8720	9/1/2022	1,280,013
34,713	NextEra Energy, Inc.	5.2790	3/1/2023	2,034,529
35,313	Southern Company (The) - Series 2019	6.7500	8/1/2022	1,801,316
				9,807,362
	GAS & WATER UTILITIES - 2.0%
18,900	NiSource, Inc.	7.7500	3/1/2024	1,955,205

	MACHINERY - 2.5%
23,390	Stanley Black & Decker, Inc.	5.2500	Perpetual	2,461,564

	MEDICAL EQUIPMENT & DEVICES - 10.1%
39,435	Boston Scientific Corporation	5.5000	6/1/2023	4,579,302
805	Danaher Corporation	4.7500	4/1/2022	1,636,364
2,345	Danaher Corporation	5.0000	4/1/2023	3,794,329
				10,009,995

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Dividend Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 38.6% (Continued)
	SEMICONDUCTORS - 4.5%
2,924	Broadcom, Inc. - Series A	8.0000	9/30/2022	$4,479,597

	TOTAL PREFERRED STOCKS (Cost $34,449,686)			38,379,317

Principal Amount ($)		Coupon Rate (%)
	CONVERTIBLE BONDS — 54.2%
	ASSET MANAGEMENT — 6.7%
3,310,000	Ares Capital Corporation	4.6250	03/01/24	3,657,549
1,690,886	New Mountain Finance Corporation	5.7500	08/15/23	1,779,994
1,056,540	Sixth Street Specialty Lending, Inc.	4.5000	08/01/22	1,216,564
				6,654,107
	CONSUMER SERVICES — 0.9%
865,000	Chegg, Inc.(b)	0.0000	09/01/26	852,458

	E-COMMERCE DISCRETIONARY — 2.1%
1,860,000	Etsy, Inc.(c)	0.2500	06/15/28	2,110,170

	ENGINEERING & CONSTRUCTION — 2.0%
1,210,000	KBR, Inc.	2.5000	11/01/23	1,939,025

	HEALTH CARE FACILITIES & SERVICES — 2.6%
492,616	Anthem, Inc.	2.7500	10/15/42	2,600,077

	INTERNET MEDIA & SERVICES — 3.3%
3,045,000	Expedia Group, Inc.(b),(c)	0.0000	02/15/26	3,287,537

	LEISURE FACILITIES & SERVICES — 1.4%
1,620,000	DraftKings, Inc.(b),(c)	0.0000	03/15/28	1,426,410

	MEDICAL EQUIPMENT & DEVICES — 6.3%
2,220,000	Dexcom, Inc.	0.2500	11/15/25	2,630,699
1,740,000	Insulet Corporation	0.3750	09/01/26	2,419,688
1,160,000	NuVasive, Inc.	1.0000	06/01/23	1,182,475
				6,232,862

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 54.2% (Continued)
	OIL & GAS PRODUCERS — 0.6%
395,000	Pioneer Natural Resources Company	0.2500	05/15/25	$637,530

	SEMICONDUCTORS — 4.4%
510,000	ON Semiconductor Corporation	1.6250	10/15/23	1,148,265
2,690,000	ON Semiconductor Corporation(b),(c)	0.0000	05/01/27	3,182,744
				4,331,009
	SOFTWARE — 17.4%
290,000	Cloudflare, Inc.	0.7500	05/15/25	875,813
2,295,000	CyberArk Software Ltd.(b)	0.0000	11/15/24	2,720,465
449,599	DocuSign, Inc.	0.5000	09/15/23	1,610,943
1,865,000	Mandiant, Inc.	0.8750	06/01/24	1,982,728
640,000	Palo Alto Networks, Inc.	0.3750	06/01/25	1,056,687
1,670,000	PROS Holdings, Inc.	1.0000	05/15/24	1,562,494
3,585,000	RingCentral, Inc.(b)	0.0000	03/01/25	3,533,467
2,570,000	Splunk, Inc.	1.1250	06/15/27	2,520,206
590,000	Workday, Inc.	0.2500	10/01/22	1,010,014
270,000	Zscaler, Inc.	0.1250	07/01/25	492,398
				17,365,215
	TECHNOLOGY HARDWARE — 1.2%
1,163,080	Western Digital Corporation B	1.5000	02/01/24	1,172,431

	TECHNOLOGY SERVICES — 2.9%
2,610,928	Euronet Worldwide, Inc.	0.7500	03/15/49	2,869,851

	TRANSPORTATION EQUIPMENT — 2.4%
2,311,118	Meritor, Inc.	3.2500	10/15/37	2,423,234

	TOTAL CONVERTIBLE BONDS (Cost $52,003,513)			53,901,916

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.6%
	MONEY MARKET FUNDS - 5.6%
5,528,067	First American Government Obligations Fund, Class U, 0.03% (Cost $5,528,067)(d)	$5,528,067

	TOTAL INVESTMENTS - 99.9% (Cost $92,963,113)	$99,335,521
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	133,489
	NET ASSETS - 100.0%	$99,469,010

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 10,006,861 or 10.1% of net assets.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares					Fair Value
	PREFERRED STOCKS — 0.3%
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
80,000	Vinebrook Homes Trust, Inc. 144A(a) (Cost $2,002,560)				$2,080,000

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 78.9%
	CDO — 2.4%
2,157,231	Aspen Funding I Ltd.(a)		9.0600	07/10/37	2,265,064
10,000,000	Bleecker Structured Asset Funding Ltd.		1.0450	04/01/35	872,740
4,738,003	Capitalsource Real Estate Loan Trust(a),(b)	US0003M + 0.650%	0.7690	01/20/37	4,689,400
5,808,220	Fulton Street CDO Ltd.(a),(b)	US0003M + 0.420%	0.5540	04/20/32	3,514,107
4,190,503	Nomura CRE CDO 2007-2 Ltd.(a),(b)	US0003M + 0.450%	0.5810	05/21/42	1,571,439
2,000,000	Taberna Preferred Funding II Ltd.(a),(b)	US0003M + 0.650%	0.7710	11/05/35	1,115,000
493,452	Wachovia Repackaged Asset Participating Securities(a),(b)	US0003M + 0.550%	0.6750	02/08/35	456,443
754,513	Wachovia Repackaged Asset Participating Securities(a),(b)	US0003M + 0.550%	0.6750	02/08/35	622,474
					15,106,667
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5%
199,792	ABN Amro Mortgage Corporation		5.7500	12/25/32	204,614
25,205	Adjustable Rate Mortgage Trust 2004-5(c)		2.7220	04/25/35	25,571
200,711	Adjustable Rate Mortgage Trust 2005-10(b)	US0001M + 0.540%	0.6260	01/25/36	199,472
497,722	Adjustable Rate Mortgage Trust 2005-10(c)		2.6790	01/25/36	470,853
334,250	Adjustable Rate Mortgage Trust 2005-10(c)		2.6790	01/25/36	319,685
119,772	Adjustable Rate Mortgage Trust 2005-10(c)		2.7430	01/25/36	113,644
223,621	Adjustable Rate Mortgage Trust 2005-2(c)		2.8320	06/25/35	226,047
294,789	Adjustable Rate Mortgage Trust 2005-5(c)		2.6750	09/25/35	281,766
15,616	Alternative Loan Trust 2003-4CB		5.7500	04/25/33	16,413
97,028	Alternative Loan Trust 2003-J3		5.2500	11/25/33	99,699
515,691	Alternative Loan Trust 2004-2CB		5.0000	08/25/54	523,009
66,683	Alternative Loan Trust 2004-33(c)		3.0760	12/25/34	67,272
88,321	Alternative Loan Trust 2005-17(b)	US0001M + 0.560%	0.6460	07/25/35	64,776
751,249	Alternative Loan Trust 2005-43(c)		3.3600	09/25/35	726,438
111,700	Alternative Loan Trust 2005-51(b)	US0001M + 0.600%	0.6830	11/20/35	107,632
66,960	Alternative Loan Trust 2005-63(c)		3.3470	12/25/35	65,626

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
477,968	Alternative Loan Trust 2006-32CB(b)	US0001M + 0.670%	0.7560	11/25/36	$248,589
793,427	Alternative Loan Trust 2006-32CB(b),(d)	US0001M + 5.330%	5.2440	11/25/36	133,932
1,464,955	Alternative Loan Trust 2006-J6(b)	US0001M + 0.500%	0.5860	09/25/36	715,112
1,787,245	Alternative Loan Trust 2006-J6(b),(d)	US0001M + 5.500%	5.4140	09/25/36	369,973
220,089	Alternative Loan Trust 2006-OA7(b)	US0001M + 0.420%	0.5060	06/25/46	178,305
458	Alternative Loan Trust 2006-OC11(b)	US0001M + 0.340%	0.4260	01/25/37	5,664
355,130	Alternative Loan Trust 2007-5CB(e)		0.0000	04/25/37	105,916
437,722	Alternative Loan Trust 2007-5CB(b),(d)	US0001M + 5.650%	5.5640	04/25/37	118,986
435,366	Alternative Loan Trust Resecuritization 2005-12R		6.0000	11/25/34	434,506
504,694	American Home Mortgage Assets Trust 2006-1(b)	US0001M + 0.380%	0.4660	05/25/46	454,997
31,347	American Home Mortgage Investment Trust 2004-1(b)	US0001M + 0.900%	0.9860	04/25/44	31,339
31,903	American Home Mortgage Investment Trust 2004-3 Class IV-A(b)	US0006M + 1.500%	1.6610	10/25/34	32,442
45,017	American Home Mortgage Investment Trust 2005-1(b)	US0006M + 2.000%	2.1570	06/25/45	46,209
1,912,987	American Home Mortgage Investment Trust 2005-2(f)		5.8280	09/25/35	1,649,710
1,109,681	American Home Mortgage Investment Trust 2005-4(b)	US0006M + 1.750%	1.9040	11/25/45	671,144
436,110	American Home Mortgage Investment Trust 2006-2(b)	US0001M + 0.220%	0.3060	06/25/36	28,954
856,234	American Home Mortgage Investment Trust 2006-3(b)	US0001M + 0.380%	0.4660	12/25/46	861,863
1,455,215	American Home Mortgage Investment Trust 2007-1(b)	US0001M + 0.160%	0.2460	05/25/47	1,058,674
696,659	Banc of America Alternative Loan Trust 2006-4(b)	US0001M + 0.850%	0.9360	05/25/46	599,317
703,038	Banc of America Alternative Loan Trust 2006-4(b),(d)	US0001M + 5.150%	5.0640	05/25/46	109,291
381,794	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	381,357
308,110	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	309,136
356,584	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	356,175
569,475	Banc of America Funding 2004-B Trust(c)		2.1500	12/20/34	512,972
92,403	Banc of America Funding 2005-8 Trust(e)		0.0000	01/25/36	68,362
260,958	Banc of America Funding 2005-B Trust(c)		2.6670	04/20/35	252,290
2,427,587	Banc of America Funding 2005-E Trust(c)		3.0870	05/20/35	2,366,323
131,902	Banc of America Funding 2005-E Trust(b)	COF 11 + 1.430%	1.6930	06/20/35	112,389
192,242	Banc of America Funding 2006-B Trust(c)		2.2460	03/20/36	191,718
151,020	Banc of America Funding 2006-B Trust(c)		2.5590	03/20/36	140,477
208,556	Banc of America Funding 2006-C Trust(c)		2.9520	04/20/36	210,041
186,334	Banc of America Funding 2006-D Trust(c)		3.4990	05/20/36	185,448
539,677	Banc of America Funding 2006-F Trust(c)		2.5940	07/20/36	538,338
50,937	Banc of America Funding 2006-G Trust(b)	US0012M + 1.750%	1.9850	07/20/36	52,733

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
144,302	Banc of America Funding 2006-I Trust(c)		2.8190	10/20/46	$129,546
116,999	Banc of America Funding 2007-4 Trust		5.5000	11/25/34	116,593
157,267	Banc of America Funding 2007-7 Trust(e)		0.0000	09/25/37	96,679
549,740	Banc of America Funding 2007-8 Trust		6.0000	09/25/22	423,083
177,267	Banc of America Funding 2007-C Trust(b)	US0001M + 0.540%	0.6270	05/20/47	172,689
132,017	Banc of America Funding 2016-R2 Trust(a),(c)		4.7000	05/01/33	136,939
73,422	Banc of America Mortgage 2005-A Trust(c)		2.6210	02/25/35	76,210
672,272	Banc of America Mortgage 2005-G Trust(c)		3.0880	08/25/35	666,726
1,568,385	Banc of America Mortgage 2005-I Trust(c)		2.6180	10/25/35	1,559,560
119,813	Banc of America Mortgage 2006-A Trust(c)		3.2440	02/25/36	107,047
108,180	Banc of America Mortgage 2006-B Trust(c)		3.1850	11/20/46	103,968
29,865	Banc of America Mortgage Trust 2005-3		5.5000	03/25/35	29,760
47,629	Bank of America Mortgage 2002-J Trust(c)		3.3840	09/25/32	46,878
3,472,003	BCAP, LLC 2010-RR11-I Trust(a),(c)		2.7690	06/27/36	3,426,396
2,885,143	BCAP, LLC 2011-RR4-I Trust(a)		5.2500	04/26/37	2,074,109
4,220,066	BCAP, LLC 2013-RR7 Trust(a),(c)		2.9310	12/27/34	4,019,055
182,476	BCAP, LLC Trust 2007-AA2		6.0000	03/25/22	180,241
16,221	Bear Stearns ALT-A Trust 2004-9(c)		3.2620	09/25/34	18,071
4,681,575	Bear Stearns ALT-A Trust 2005-10(b)	US0001M + 0.500%	0.5860	01/25/36	5,700,667
120,103	Bear Stearns ALT-A Trust 2005-10(c)		2.9630	01/25/36	117,654
91,706	Bear Stearns ALT-A Trust 2005-4(c)		2.5020	05/25/35	92,376
3,678,055	Bear Stearns ALT-A Trust 2006-1(b)	US0001M + 0.480%	0.5660	02/25/36	3,720,210
2,472,333	Bear Stearns ALT-A Trust 2006-2(b)	US0001M + 0.440%	0.5260	04/25/36	3,211,578
250,251	Bear Stearns ALT-A Trust 2006-3(b)	US0001M + 0.380%	0.4660	05/25/36	271,811
103,000	Bear Stearns ALT-A Trust 2006-3(c)		3.0670	05/25/36	80,958
492,155	Bear Stearns ALT-A Trust 2006-3(c)		3.1710	05/25/36	320,780
46,549	Bear Stearns ALT-A Trust II 2007-1(c)		3.1500	09/25/47	30,728
51,136	Bear Stearns ARM Trust 2003-8(c)		2.3750	01/25/34	50,852
14,341	Bear Stearns ARM Trust 2004-1(c)		2.1060	04/25/34	14,556
73,185	Bear Stearns ARM Trust 2004-10(c)		3.1240	01/25/35	77,638
295,167	Bear Stearns ARM Trust 2005-3(c)		3.0330	06/25/35	300,716
103,167	Bear Stearns ARM Trust 2005-8(a),(c)		3.3130	08/25/35	100,779
70,229	Bear Stearns ARM Trust 2007-5(c)		3.1150	08/25/47	69,818
206,091	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 1.000%	1.0860	08/25/35	151,462

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
1,463,032	Bear Stearns Mortgage Funding Trust 2006-SL5(b)	US0001M + 0.300%	0.3860	12/25/36	$1,489,480
21,027	Bear Stearns Mortgage Securities, Inc.(c)		6.2800	03/25/31	21,066
206,760	Chase Mortgage Finance Trust Series 2005-S1		5.0000	05/25/35	206,793
16,699	CHL Mortgage Pass-Through Trust 2003-56(c)		2.6760	12/25/33	16,827
302,105	CHL Mortgage Pass-Through Trust 2004-2(c)		2.6540	02/25/34	291,235
47,634	CHL Mortgage Pass-Through Trust 2004-7(c)		2.4610	06/25/34	48,655
65,245	CHL Mortgage Pass-Through Trust 2004-8(e)		0.0000	07/25/34	51,688
3,418	CHL Mortgage Pass-Through Trust 2005-11(b)	US0001M + 0.320%	0.4060	04/25/35	2,006
180,350	CHL Mortgage Pass-Through Trust 2005-15		5.1000	08/25/35	180,161
2,832	CHL Mortgage Pass-Through Trust 2005-7(b)	US0001M + 0.720%	0.8060	03/25/35	1,080
273,317	CHL Mortgage Pass-Through Trust 2005-J2		5.0000	08/25/35	205,530
155,080	Citicorp Mortgage Securities Trust Series 2006-1		6.0000	02/25/36	161,793
464,333	Citicorp Mortgage Securities, Inc.		5.5000	03/25/35	466,744
27,382	Citigroup Global Markets Mortgage Securities VII,(c)		2.8610	10/25/23	27,075
170,230	Citigroup Mortgage Loan Trust 2004-HYB2(c)		2.5960	03/25/34	173,880
68,598	Citigroup Mortgage Loan Trust 2005-11(b)	H15T1Y + 2.400%	2.5200	11/25/35	69,398
417,351	Citigroup Mortgage Loan Trust 2006-AR2(c)		2.5710	03/25/36	405,357
144,278	Citigroup Mortgage Loan Trust 2006-AR5(c)		2.4950	07/25/36	134,367
2,136,943	Citigroup Mortgage Loan Trust 2008-RR1(a),(b)	US0001M + 0.070%	0.1560	01/25/37	1,964,962
595,957	Citigroup Mortgage Loan Trust 2010-8(a),(c)		3.1210	11/19/35	538,756
409,484	Citigroup Mortgage Loan Trust 2013-8(a),(c)		2.6880	11/25/36	335,465
377,027	Citigroup Mortgage Loan Trust 2019-C(a),(f)		3.2280	09/25/59	377,424
945,174	Citigroup Mortgage Loan Trust, Inc.(a),(b)	US0001M + 0.400%	0.4860	01/25/29	879,716
997,989	Citigroup Mortgage Loan Trust, Inc.		5.7500	11/25/35	923,550
110,160	CitiMortgage Alternative Loan Trust Series 2007-A1(e)		0.0000	01/25/37	71,529
212,991	CitiMortgage Alternative Loan Trust Series 2007-A1(b),(d)	US0001M + 5.400%	5.3140	01/25/37	34,181
22,291	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	22,276
31,827,712	COMM 2007-C9 Mortgage Trust(a),(c),(d)		0.6210	12/10/49	327,303
666,463	Credit Suisse First Boston Mortgage Securities		5.5000	08/25/25	642,136
445,545	Credit Suisse First Boston Mortgage Securities(a),(c)		0.6960	03/25/32	427,905
143,445	Credit Suisse First Boston Mortgage Securities(c)		7.0000	06/25/32	143,840
117,306	Credit Suisse First Boston Mortgage Securities(c)		2.2550	11/25/32	119,646
29,872	Credit Suisse First Boston Mortgage Securities(c)		2.2550	11/25/32	26,731
25,607	Credit Suisse First Boston Mortgage Securities(c)		6.9660	12/25/32	27,015

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
80,670	Credit Suisse First Boston Mortgage Securities(c)		5.6700	04/25/33	$77,284
52,841	Credit Suisse First Boston Mortgage Securities		5.0000	09/25/34	54,420
380,734	Credit Suisse First Boston Mortgage Securities		5.2500	01/25/36	386,095
2,694	CSFB Mortgage-Backed Pass-Through Certificates		5.0000	11/25/28	2,719
650,516	CSFB Mortgage-Backed Pass-Through Certificates		7.0000	10/25/32	671,140
69,945	CSFB Mortgage-Backed Pass-Through Certificates		6.5000	12/25/33	72,265
157,609	CSFB Mortgage-Backed Pass-Through Certificates(c)		2.2740	06/25/34	160,692
9,981	CSFB Mortgage-Backed Pass-Through Certificates(c)		2.3660	06/25/34	10,518
983	CSFB Mortgage-Backed Pass-Through Certificates		5.5000	07/25/35	981
891,693	CSFB Mortgage-Backed Pass-Through Certificates(b)	US0001M + 0.350%	0.4360	10/25/35	757,531
39,495	CSFB Mortgage-Backed Trust Series 2004-AR6(c)		2.6840	10/25/34	40,207
2,388,741	CSMC Mortgage-Backed Trust 2006-9		6.5000	11/25/36	2,085,045
636,136	CSMC Mortgage-Backed Trust 2007-1		6.0000	02/25/37	546,171
198,844	CSMC Mortgage-Backed Trust 2007-3(b)	US0001M + 0.250%	0.3360	04/25/37	171,555
389,554	CSMC Mortgage-Backed Trust 2007-3		5.0000	04/25/37	388,042
738,758	CSMC Mortgage-Backed Trust 2007-3(c)		5.8370	04/25/37	266,778
263,291	CSMC Mortgage-Backed Trust 2007-4(b)	US0001M + 0.400%	0.4860	06/25/37	181,867
1,519,058	CSMC Mortgage-Backed Trust 2007-4		6.0000	06/25/37	339,824
59,312	CSMC Mortgage-Backed Trust 2007-5		6.0000	04/25/29	59,490
139,926	CSMC Series 2011-6R(a),(c)		3.2810	04/28/37	143,294
162,009	CSMC Series 2014-4R(a),(b)	US0001M + 0.200%	0.2840	02/27/36	158,184
225,900	Deutsche Alt-B Securities Inc Mortgage Loan Trust(c)		4.9260	06/25/36	225,004
156,724	Deutsche Alt-B Securities Mortgage Loan Trust(f)		6.3650	02/25/36	162,070
37,005	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1(c)		5.5000	09/25/33	33,322
419,432	Deutsche Mortgage Securities Inc Mortgage Loan(a),(b)	US0001M + 0.280%	0.3640	04/15/36	385,083
114,597	Deutsche Mortgage Securities Inc Mortgage Loan(a),(b)	US0001M + 0.280%	0.3640	04/15/36	105,212
82,150	Deutsche Mortgage Securities Inc Mortgage Loan(a),(b)	US0001M + 0.290%	0.3740	04/15/36	73,718
16,355	DSLA Mortgage Loan Trust 2004-AR1(b)	US0001M + 0.840%	0.9270	09/19/44	15,888
412,758	DSLA Mortgage Loan Trust 2004-AR2(b)	US0001M + 0.800%	0.8870	11/19/44	399,293
2,869,537	DSLA Mortgage Loan Trust 2007-AR1(b)	US0001M + 0.140%	0.2270	04/19/47	2,578,250
182,360	Fannie Mae Interest Strip(d)		6.5000	10/25/23	8,847
452,623	Fannie Mae Interest Strip(c),(d)		3.5000	04/25/27	23,124
199,814	Fannie Mae Interest Strip(d)		6.0000	01/25/35	37,413
498,071	Fannie Mae Interest Strip(d)		4.5000	08/25/35	73,021

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OG INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
319,716	Fannie Mae Interest Strip(c),(d)		5.0000	03/25/38	$51,201
641,803	Fannie Mae Interest Strip(d)		5.0000	01/25/40	119,190
528,532	Fannie Mae REMICS(b),(d)	US0001M + 6.500%	6.4140	05/25/40	36,685
476,808	Fannie Mae REMICS(b),(d)	US0001M + 6.150%	6.0640	01/25/49	71,866
1,509,435	Fannie Mae Trust 2003-W6(b),(d)	US0001M + 7.600%	7.5140	09/25/42	336,081
502,958	First Horizon Alternative Mortgage Securities(c)		2.6040	12/25/34	508,680
352,408	First Horizon Alternative Mortgage Securities(c)		2.3110	02/25/35	338,205
36,489	First Horizon Alternative Mortgage Securities(c)		2.8940	03/25/35	27,921
1,074,297	First Horizon Alternative Mortgage Securities(c)		2.2240	05/25/35	700,269
64,533	First Horizon Alternative Mortgage Securities(c)		2.1250	07/25/36	55,753
690,991	First Horizon Mortgage Pass-Through Trust(c)		2.6250	01/25/36	514,854
28,757	First Horizon Mortgage Pass-Through Trust 2000-H(c)		2.2930	05/25/30	27,487
29,077	First Horizon Mortgage Pass-Through Trust 2000-H(c)		2.3460	05/25/30	28,626
85,914	First Horizon Mortgage Pass-Through Trust 2004-FL1(b)	US0001M + 0.270%	0.3560	02/25/35	81,957
340,930	First Horizon Mortgage Pass-Through Trust 2005-AR4(c)		2.8700	10/25/35	345,124
59,079	First Horizon Mortgage Pass-Through Trust 2007-AR2(c)		3.2890	07/25/37	44,012
469,880	FREDDIE MAC FHR 3753 SB ADJ% 11/15/2040(b),(d)	US0001M + 6.000%	5.9160	11/15/40	88,916
387,847	Freddie Mac Strips(d)		6.0000	06/15/39	91,166
442,644	Freddie Mac Strips(c),(d)		4.5000	05/15/49	81,132
3,507,034	Freddie Mac Structured Pass-Through Certificates(c),(d)		0.5240	05/25/43	74,514
14,655,716	Ginnie Mae Strip(d)		1.4000	09/16/45	1,290,245
899,694	Global Mortgage Securitization Ltd.(a),(b)	US0001M + 0.320%	0.4060	11/25/32	878,385
244,994	GMACM Mortgage Loan Trust 2004-J2(e)		0.0000	06/25/34	210,441
163,585	GMACM Mortgage Loan Trust 2005-AR6(c)		3.1300	11/19/35	138,032
807,201	Government National Mortgage Association(d),(f)		4.0000	09/16/25	38,297
238,084	Government National Mortgage Association(b),(d)	US0001M + 7.550%	7.4630	02/20/33	30,068
241,400	Government National Mortgage Association(d)		5.0000	10/20/39	42,779
184,819	Government National Mortgage Association(b),(d)	US0001M + 5.400%	5.3130	05/20/41	28,335
224,975	Government National Mortgage Association(b),(d)	US0001M + 5.450%	5.3630	06/20/41	34,604
3,543,356	Government National Mortgage Association(c),(d)		0.0310	08/16/48	13,074
684,164	GreenPoint Mortgage Funding Trust 2005-AR4(b)	US0001M + 0.520%	0.6060	10/25/45	696,268
371,686	GreenPoint Mortgage Funding Trust 2005-AR5(b)	US0001M + 0.540%	0.6260	11/25/45	340,094
349,639	GreenPoint Mortgage Funding Trust 2005-AR5(b)	US0001M + 0.560%	0.6460	11/25/45	280,482
1,055,018	GreenPoint Mortgage Funding Trust 2006-AR2(b)	12MTA + 2.000%	2.0920	03/25/36	1,051,183

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
120,659	GreenPoint Mortgage Funding Trust 2006-AR3(b)	US0001M + 0.420%	0.5060	04/25/36	$118,898
674,263	GreenPoint Mortgage Loan Trust 2004-1(b)	US0001M + 1.150%	1.2360	10/25/34	615,477
560,987	GreenPoint MTA Trust 2005-AR3(b)	US0001M + 0.480%	0.5660	08/25/45	544,061
202,284	GSMPS Mortgage Loan Trust(a),(c)		7.7500	05/19/27	202,404
94,144	GSMPS Mortgage Loan Trust(a),(c)		5.4510	09/19/27	95,577
61,351	GSMPS Mortgage Loan Trust(a),(c)		8.0000	09/19/27	60,710
200,548	GSMPS Mortgage Loan Trust(a),(c)		8.0000	09/19/27	205,658
562,162	GSMPS Mortgage Loan Trust 2001-2(a),(c)		7.5000	06/19/32	563,445
38,166	GSR Mortgage Loan Trust 2003-1(b)	H15T1Y + 1.750%	1.8400	03/25/33	39,239
158,222	GSR Mortgage Loan Trust 2003-1(c)		2.2330	03/25/33	154,745
139,661	GSR Mortgage Loan Trust 2003-3F(c)		5.9740	04/25/33	144,703
210,159	GSR Mortgage Loan Trust 2003-4F(c)		5.9210	05/25/33	211,046
11,039	GSR Mortgage Loan Trust 2004-10F		4.5000	09/25/34	11,090
56,123	GSR Mortgage Loan Trust 2004-13F		6.0000	11/25/34	58,885
18,573	GSR Mortgage Loan Trust 2004-8F		6.0000	09/25/34	19,056
32,641	GSR Mortgage Loan Trust 2005-7F		5.5000	09/25/35	33,902
122,521	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/35	129,161
247,730	GSR Mortgage Loan Trust 2005-AR5(c)		2.5650	10/25/35	248,268
18,750	GSR Mortgage Loan Trust 2005-AR6 Series 2005-AR6-1(c)		2.7490	09/25/35	19,029
24,928	GSR Mortgage Loan Trust 2005-AR6(c)		2.8710	09/25/35	25,365
77,669	GSR Mortgage Loan Trust 2005-AR7(c)		2.4720	11/25/35	75,125
365,478	GSR Mortgage Loan Trust 2005-AR7(c)		3.1360	11/25/35	349,743
1,680,088	GSR Mortgage Loan Trust 2006-10F		5.7500	12/25/36	3,053,361
1,745,083	GSR Mortgage Loan Trust 2006-1F(b)	US0001M + 0.950%	1.0360	02/25/36	2,569,111
783,773	GSR Mortgage Loan Trust 2006-7F		6.0000	08/25/36	4,025,697
23,484	GSR Mortgage Loan Trust 2007-1F		5.5000	01/25/37	27,838
145,296	GSR Mortgage Loan Trust 2007-1F		5.5000	01/25/37	230,883
683,438	GSR Mortgage Loan Trust 2007-1F		6.0000	01/25/37	584,817
2,327,173	GSR Mortgage Loan Trust 2007-3F		5.7500	05/25/37	3,689,515
101,741	GSR Mortgage Loan Trust 2007-4F		5.0000	07/25/37	134,850
3,760,938	GSR Mortgage Loan Trust 2007-4F		5.7500	07/25/37	5,385,075
1,178,115	GSR Mortgage Loan Trust 2007-AR1(c)		2.6640	03/25/37	1,107,209
89,510	HarborView Mortgage Loan Trust 2003-1(c)		2.1710	05/19/33	74,180
547,937	HarborView Mortgage Loan Trust 2004-1(c)		2.2210	04/19/34	466,378

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
2,286,022	HarborView Mortgage Loan Trust 2004-8(b)	US0001M + 0.800%	0.8870	11/19/34	$2,213,736
119,383	HarborView Mortgage Loan Trust 2004-9(b)	US0001M + 0.780%	0.8670	12/19/34	112,800
5,163	HarborView Mortgage Loan Trust 2005-1(b)	US0001M + 0.660%	0.7470	03/19/35	3,619
29,316	HarborView Mortgage Loan Trust 2005-14(c)		2.4510	12/19/35	28,570
191,722	HarborView Mortgage Loan Trust 2005-14(c)		2.4820	12/19/35	186,051
1,095,814	HarborView Mortgage Loan Trust 2005-16(b)	12MTA + 2.000%	2.0920	01/19/37	969,922
2,560,470	HarborView Mortgage Loan Trust 2005-2(b)	US0001M + 0.520%	0.6070	05/19/35	1,169,897
372,053	HarborView Mortgage Loan Trust 2005-4(c)		2.6100	07/19/35	362,686
25,997	HarborView Mortgage Loan Trust 2005-8(b)	US0001M + 0.660%	0.7470	09/19/35	21,808
31,459	Impac CMB Trust Series 2003-11(b)	US0001M + 4.500%	4.5860	10/25/33	31,356
2,830	Impac CMB Trust Series 2003-8(b)	US0001M + 2.625%	2.7110	10/25/33	2,841
5,151	Impac CMB Trust Series 2003-8(b)	US0001M + 4.500%	4.5860	10/25/33	5,039
229,251	Impac CMB Trust Series 2004-10(b)	US0001M + 0.800%	0.8860	03/25/35	215,912
42,241	Impac CMB Trust Series 2004-10(b)	US0001M + 1.500%	1.5860	03/25/35	41,532
196,858	Impac CMB Trust Series 2004-10(b)	US0001M + 2.775%	2.8610	03/25/35	200,696
163,941	Impac Secured Assets CMN Owner Trust(c)		3.1000	07/25/35	155,627
138,486	Impac Secured Assets Trust 2006-2(b)	US0001M + 1.650%	1.7360	08/25/36	140,458
163,528	IndyMac ARM Trust 2001-H1(c)		1.8990	08/25/31	92,196
84,354	IndyMac IMSC Mortgage Loan Trust 2007-F3(e)		0.0000	09/25/37	54,463
123,749	IndyMac INDA Mortgage Loan Trust 2005-AR1(c)		2.9310	11/25/35	121,183
24,469	IndyMac INDA Mortgage Loan Trust 2005-AR2(c)		2.9610	01/25/36	24,270
87,717	IndyMac INDA Mortgage Loan Trust 2007-AR4(c)		3.2520	08/25/37	89,587
196,479	IndyMac INDX Mortgage Loan Trust 2004-AR5(b)	US0001M + 0.860%	0.9460	08/25/34	188,882
2,295,631	IndyMac INDX Mortgage Loan Trust 2005-AR9(c)		2.9100	07/25/35	2,294,700
196,050	IndyMac INDX Mortgage Loan Trust 2006-AR2(b)	US0001M + 0.420%	0.5060	02/25/46	157,902
130,946	IndyMac INDX Mortgage Loan Trust 2006-AR33(c)		3.5320	01/25/37	129,222
1,003,216	Jefferies Resecuritization Trust 2009-R7(a),(c)		2.6040	10/21/35	1,073,172
441,687	JP Morgan Alternative Loan Trust		5.0000	12/25/35	430,096
4,757,262	JP Morgan Alternative Loan Trust(c)		3.0350	03/25/36	4,812,727
118,810	JP Morgan Alternative Loan Trust(f)		6.6900	05/25/36	119,757
66,385	JP Morgan Mortgage Trust 2004-S2		5.5000	11/25/24	66,802
293,012	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/34	295,465
2,001,108	JP Morgan Mortgage Trust 2005-A6(c)		2.5620	08/25/35	1,975,182
986,778	JP Morgan Mortgage Trust 2005-A8(c)		2.8460	11/25/35	917,328

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
241,602	JP Morgan Mortgage Trust 2006-A6(c)		2.9600	10/25/36	$213,371
72,132	JP Morgan Mortgage Trust 2007-A2(c)		2.9140	04/25/37	64,212
65,926	JP Morgan Resecuritization Trust Series 2009-7(a),(c)		5.0640	07/27/37	65,932
1,077,961	Lehman Mortgage Trust 2005-2(b)	US0001M + 0.900%	0.9860	12/25/35	784,851
971,449	Lehman Mortgage Trust 2005-2(d)		5.5000	12/25/35	152,248
173,584	Lehman Mortgage Trust 2005-2(b)	US0001M + 28.060%	27.6640	12/25/35	215,520
226,648	Lehman Mortgage Trust 2006-4		6.0000	06/25/49	218,299
486,173	Lehman Mortgage Trust 2006-7(c)		4.9060	09/25/36	181,528
242,610	Lehman Mortgage Trust 2007-10		6.5000	01/25/38	112,790
173,731	Lehman Mortgage Trust 2007-3(e)		0.0000	03/25/37	132,440
1,464,675	Lehman Mortgage Trust 2007-5(b)	US0001M + 0.280%	0.3660	08/25/36	188,772
1,482,390	Lehman Mortgage Trust 2007-5(b),(d)	US0001M + 7.720%	7.6340	08/25/36	634,841
844,754	Lehman XS Trust Series 2005-5N(b)	US0001M + 0.360%	0.4460	11/25/35	817,860
355,450	Lehman XS Trust Series 2006-2N(b)	US0001M + 0.520%	0.6060	02/25/46	329,332
24,652	Luminent Mortgage Trust 2006-7(b)	US0001M + 0.170%	0.2560	12/25/36	23,280
428,959	Luminent Mortgage Trust 2006-7(b)	US0001M + 0.360%	0.4460	12/25/36	406,776
747,114	Luminent Mortgage Trust 2007-2(b)	US0001M + 0.460%	0.5460	05/25/37	709,970
350,000	MASTR Adjustable Rate Mortgages Trust 2004-11(b)	US0001M + 2.250%	2.3360	11/25/34	355,433
1,252,157	MASTR Adjustable Rate Mortgages Trust 2004-14(b)	US0001M + 3.400%	3.4860	01/25/35	1,132,278
99,995	MASTR Adjustable Rate Mortgages Trust 2004-5(c)		4.1250	06/25/34	104,293
1,139,130	MASTR Adjustable Rate Mortgages Trust 2005-6(c)		2.5890	07/25/35	592,990
4,521,805	MASTR Adjustable Rate Mortgages Trust 2006-OA2(b)	12MTA + 0.800%	0.8980	12/25/46	4,074,803
434,518	MASTR Adjustable Rate Mortgages Trust 2006-OA2(b)	12MTA + 0.800%	0.8980	12/25/46	416,492
3,273,346	MASTR Adjustable Rate Mortgages Trust 2006-OA2(b)	12MTA + 0.850%	0.9480	12/25/46	3,009,615
1,953,669	MASTR Adjustable Rate Mortgages Trust 2006-OA2(b)	12MTA + 1.200%	1.2980	12/25/46	1,800,475
557,068	MASTR Adjustable Rate Mortgages Trust 2007-1(c)		2.7660	11/25/36	410,171
40,836	MASTR Adjustable Rate Mortgages Trust 2007-1(b)	US0001M + 0.160%	0.4060	01/25/47	50,721
4,761,977	MASTR Adjustable Rate Mortgages Trust 2007-1(b)	12MTA + 0.740%	0.8320	01/25/47	10,072,137
183,934	MASTR Adjustable Rate Mortgages Trust 2007-3(b)	US0001M + 0.680%	0.7660	05/25/47	226,470
32,846	MASTR Alternative Loan Trust 2003-5		5.5000	07/25/33	34,253
19,186	MASTR Alternative Loan Trust 2004-10		6.0000	09/25/34	19,740
15,071	MASTR Alternative Loan Trust 2004-12		5.5000	12/25/34	15,763
715,931	MASTR Alternative Loan Trust 2004-13		5.5000	01/25/35	543,710

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
76,328	MASTR Alternative Loan Trust 2005-6(e)		0.0000	12/25/35	$32,970
40,732	MASTR Alternative Loan Trust 2006-2(e)		0.0000	03/25/36	19,906
79,764	MASTR Asset Securitization Trust 2003-11		5.2500	12/25/33	82,290
1,226,395	MASTR Asset Securitization Trust 2004-11		5.7500	12/25/34	1,259,932
54,719	MASTR Asset Securitization Trust 2004-3		5.2500	03/25/24	54,920
6,080	MASTR Asset Securitization Trust 2004-3		5.2500	03/25/24	6,101
113,432	MASTR Asset Securitization Trust 2004-9		5.2500	07/25/34	112,472
67,850	MASTR Seasoned Securitization Trust 2003-1(b)	US0001M + 0.400%	0.4860	02/25/33	65,926
75,248	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(a),(c)		2.6100	10/20/29	70,045
122,596	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(a),(c)		2.6100	10/20/29	114,129
1,943,987	MERIT Securities Corporation(a),(b)	US0001M + 2.250%	2.3350	09/28/32	1,776,668
290,342	Merrill Lynch Alternative Note Asset Trust Series		5.7500	05/25/37	295,001
361,532	Merrill Lynch Mortgage Backed Securities Trust(c)		2.7910	04/25/37	370,010
136,645	Merrill Lynch Mortgage Investors Trust MLMI Series(c)		1.9070	03/25/33	118,014
166,172	Merrill Lynch Mortgage Investors Trust Series(e)		0.0000	08/25/36	25,826
112,904	Merrill Lynch Mortgage Investors Trust Series MLCC(b)	US0001M + 0.945%	1.0310	08/25/28	104,458
85,063	Merrill Lynch Mortgage Investors Trust Series MLCC(b)	US0001M + 2.250%	2.3360	08/25/28	75,867
385,556	Merrill Lynch Mortgage Investors Trust Series MLCC(b)	US0001M + 0.900%	0.9860	10/25/28	366,655
935,885	Merrill Lynch Mortgage Investors Trust Series MLCC(c)		1.9690	06/25/37	896,763
1,504,594	Merrill Lynch Mortgage Investors Trust Series MLMI(c)		2.1580	09/25/35	1,378,812
18,409	Morgan Stanley Mortgage Loan Trust 2004-3		6.0000	04/25/34	19,569
339,489	Morgan Stanley Mortgage Loan Trust 2005-10		5.5000	12/25/35	265,983
191,567	Morgan Stanley Mortgage Loan Trust 2005-4		5.0000	08/25/35	191,728
139,903	Morgan Stanley Mortgage Loan Trust 2006-2		5.2500	10/25/21	136,787
19,194	Morgan Stanley Mortgage Loan Trust 2006-7		5.0000	10/25/21	15,806
9,611,638	Mortgage Loan Resecuritization Trust(a),(b)	US0001M + 0.340%	0.4260	04/16/36	8,961,726
3,643,749	MortgageIT Mortgage Loan Trust 2006-1(b)	US0001M + 0.400%	0.4860	04/25/36	3,018,384
209,809	MortgageIT Mortgage Loan Trust 2006-1(b)	US0001M + 0.460%	0.5460	04/25/36	202,355
379,474	MortgageIT Trust 2004-1(b)	US0001M + 3.225%	3.3110	11/25/34	385,773
12,165,725	New Residential Mortgage Loan Trust 2019-5(a),(c),(d)		0.5000	08/25/59	344,290
17,098,304	New Residential Mortgage Loan Trust 2019-5(a),(c),(d)		0.7500	08/25/59	726,678
322,900	New York Mortgage Trust 2006-1(c)		2.7020	05/25/36	300,719
44,397	Nomura Asset Acceptance Corp Alternative Loan(f)		5.8030	03/25/34	45,137
167,734	Nomura Asset Acceptance Corp Alternative Loan(b)	US0001M + 1.020%	1.1060	08/25/34	171,466

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
5,427	Nomura Asset Acceptance Corp Alternative Loan(f)		6.0710	10/25/34	$5,505
61,881	Nomura Asset Acceptance Corp Alternative Loan(c)		5.6880	07/25/35	63,211
27,364	Nomura Asset Acceptance Corp Alternative Loan(c)		2.9920	12/25/35	27,291
242,078	Nomura Asset Acceptance Corp Alternative Loan(c)		3.3410	06/25/36	207,424
424,478	Nomura Asset Acceptance Corp Alternative Loan(c)		3.8450	06/25/36	430,680
80,512	Nomura Asset Acceptance Corp Alternative Loan(f)		5.9570	03/25/47	83,907
1,023,565	Nomura Asset Acceptance Corp Alternative Loan(f)		6.1380	03/25/47	1,066,579
181,527	NovaStar Mortgage Funding Trust Series 2006-MTA1(b)	US0001M + 0.380%	0.4150	09/25/46	178,357
297,341	Ocwen Residential MBS Corporation(a),(c)		1.0050	06/25/39	149,649
418,098	PHHMC Series 2006-4 Trust(c)		6.2950	12/18/36	422,431
214,251	Prime Mortgage Trust 2004-1		5.2500	08/25/34	220,627
214,134	Prime Mortgage Trust 2005-1(a)		5.5000	09/25/34	216,431
103,798	Prime Mortgage Trust 2005-4		5.2500	10/25/21	105,249
13,940	Prime Mortgage Trust 2005-4		5.0000	10/25/35	14,136
2,513,243	Prime Mortgage Trust 2006-DR1(a)		5.5000	05/25/35	2,429,138
635,747	Prime Mortgage Trust 2006-DR1(a)		6.0000	05/25/35	610,950
145,313	PRPM 2019-GS1(a),(c)		4.7500	10/25/24	145,862
412,130	RALI Series 2004-QA4 Trust(c)		3.1730	09/25/34	427,417
709,929	RALI Series 2004-QA4 Trust(c)		7.7570	09/25/34	652,639
216,617	RALI Series 2004-QA6 Trust(c)		3.0660	12/26/34	211,844
3,905,672	RALI Series 2005-QA11 Trust(c)		4.1580	10/25/35	3,810,353
1,671,175	RALI Series 2005-QA12 Trust(c)		4.1820	12/25/35	1,611,748
215,552	RALI Series 2005-QA2 Trust(c)		3.5420	02/25/35	192,362
224,667	RALI Series 2005-QA3 Trust(c)		2.3250	03/25/35	2
81,472	RALI Series 2005-QA4 Trust(c)		4.0720	04/25/35	70,812
135,883	RALI Series 2005-QA6 Trust(c)		3.7510	05/25/35	87,331
496,489	RALI Series 2005-QA8 Trust(c)		3.4320	07/25/35	362,727
123,247	RALI Series 2005-QA8 Trust(c)		3.4810	07/25/35	112,329
195,205	RALI Series 2005-QA9 Trust(c)		3.1480	08/25/35	105,650
2,148,128	RALI Series 2005-QA9 Trust(c)		3.4110	08/25/35	2,104,267
732,802	RALI Series 2005-QO4 Trust(b)	US0001M + 0.560%	0.6460	12/25/45	590,580
1,610,739	RALI Series 2005-QS5 Trust		5.7000	04/25/35	1,566,845
15,618	RALI Series 2006-QA1 Trust(c)		5.3120	01/25/36	14,683
171,075	RALI Series 2006-QA2 Trust(c)		5.4280	02/25/36	146,429

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
7,995,331	RALI Series 2006-QS11 Trust		6.5000	08/25/36	$3,959,406
72,124	RALI Series 2006-QS12 Trust		5.0000	09/25/36	66,999
366,825	RALI Series 2007-QS4 Trust		6.2500	03/25/37	345,355
170,967	RAMP Series 2003-SL1 Trust		8.0000	04/25/31	175,124
607,474	RAMP Series 2004-SL1 Trust		6.5000	11/25/31	596,535
307,670	RAMP Series 2004-SL4 Trust		7.5000	07/25/32	182,613
166,833	RAMP Series 2005-SL1 Trust		7.5000	05/25/32	32,414
584,858	RAMP Series 2005-SL1 Trust		8.0000	05/25/32	450,220
270,698	RAMP Series 2005-SL2 Trust		8.0000	10/25/31	180,162
722,091	RBSGC Mortgage Loan Trust 2005-A		6.0000	04/25/35	713,248
1,706,603	RBSSP Resecuritization Trust 2009-6(a),(c)		6.0000	08/26/35	1,056,535
144,229	Reperforming Loan REMIC Trust 2004-R1(a)		6.5000	11/25/34	145,109
625,119	Reperforming Loan REMIC Trust 2006-R2(a),(b)	US0001M + 0.420%	0.5060	07/25/36	588,807
590,651	Residential Asset Securitization Trust 2004-A2(b)	US0001M + 0.550%	0.6360	05/25/34	574,215
257,318	Residential Asset Securitization Trust 2006-A3CB(e)		0.0000	01/25/46	59,462
238,006	Residential Asset Securitization Trust 2006-A3CB(c),(d)		6.0000	01/25/46	58,433
1,614,124	RFMSI Series 2005-SA1 Trust(c)		2.6190	03/25/35	1,383,671
1,576	RFMSI Series 2005-SA2 Trust(c)		2.9860	06/25/35	1,547
1,149,037	RFMSI Series 2005-SA5 Trust(c)		3.5220	11/25/35	1,104,078
2,117,598	RFMSI Series 2006-SA2 Trust(c)		4.1840	08/25/36	1,942,522
114,811	RFMSI Series 2006-SA3 Trust(c)		4.1420	09/25/36	107,255
201,274	RFMSI Series 2006-SA4 Trust(c)		4.6610	11/25/36	195,645
227,482	Sequoia Mortgage Trust 2004-1(b)	US0001M + 0.825%	0.9120	02/20/34	191,201
94,927	Sequoia Mortgage Trust 2004-6(b)	US0001M + 0.750%	0.8370	07/20/34	90,072
220,997	Sequoia Mortgage Trust 2007-1(c)		3.0880	01/20/47	191,344
1,621,966	Sequoia Mortgage Trust 4(b)	US0001M + 1.250%	1.3380	04/22/25	1,465,091
65,390	Sofi Mortgage Trust 2016-1(a),(c)		3.0000	11/25/46	65,152
58,838	Structured Adjustable Rate Mortgage Loan Trust(c)		2.9460	03/25/34	59,403
2,041,419	Structured Adjustable Rate Mortgage Loan Trust(b)	US0001M + 0.405%	0.4910	06/25/34	1,950,797
333,416	Structured Adjustable Rate Mortgage Loan Trust(b)	US0001M + 0.310%	0.3960	07/25/35	243,327
291,285	Structured Adjustable Rate Mortgage Loan Trust(c)		3.2810	04/25/47	299,618
304,944	Structured Asset Mortgage Investments II Trust(c)		2.6560	10/19/34	300,635
248,300	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.400%	0.4870	02/19/35	241,244
1,464,477	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.400%	0.4860	02/25/36	1,283,203

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
682,254	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.460%	0.5460	02/25/36	$659,298
161,808	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.460%	0.5460	02/25/36	152,460
4,878,900	Structured Asset Mortgage Investments II Trust(c)		2.4560	05/25/36	1,741,916
172,142	Structured Asset Mortgage Investments II Trust(c)		2.5600	05/25/36	112,133
81,703	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.150%	0.2360	02/25/37	79,977
794,013	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.260%	0.3460	03/25/37	314,319
1,181,371	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.460%	0.5460	05/25/45	1,003,439
1,935,647	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.420%	0.5060	05/25/46	1,204,981
420,094	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.420%	0.5060	05/25/46	375,334
715,742	Structured Asset Mortgage Investments Trust(b)	US0001M + 1.200%	1.2870	05/19/33	673,438
469,560	Structured Asset Sec Corp Mort Pass Thr Certs		6.5000	07/25/28	251,528
1,699,677	Structured Asset Sec Corp Mort Passthr Certs Ser(b)		2.3670	01/25/34	1,178,456
102,225	Structured Asset Sec Mortgage Pass-Through(c)		2.3180	11/25/32	103,267
129,644	Structured Asset Securities Corp Mortgage(f)		4.2650	08/25/33	136,714
698,337	Structured Asset Securities Corp Mortgage(f)		5.0620	06/25/34	720,731
287,618	Structured Asset Securities Corp Mortgage Loan(a),(c)		2.8740	10/25/36	287,112
522,428	TBW Mortgage-Backed Pass-Through Certificates		6.5000	04/25/36	441,803
1,374,544	TBW Mortgage-Backed Trust 2006-6(f)		6.1600	01/25/37	543,112
489,254	TBW Mortgage-Backed Trust Series 2006-2		6.0000	07/25/36	246,351
1,050,000	Terwin Mortgage Trust 2006-9HGA(a),(b)	US0001M + 0.560%	0.6460	10/25/37	453,613
410,042	Terwin Mortgage Trust 2007-6ALT(a),(b)	US0001M + 0.300%	0.3860	08/25/38	361,801
179,064	Thornburg Mortgage Securities Trust 2007-3(b)	US0012M + 1.250%	1.4790	06/25/47	180,893
7,966,281	Voyager CBASS Delaware Trust(a),(c)		0.5460	02/26/37	396,818
1,770,682	Voyager CNTYW Delaware Trust(a),(c)		0.3840	12/16/33	1,691,006
1,629,745	Voyager CNTYW Delaware Trust(a),(c)		0.3240	02/16/36	1,473,394
6,135,348	Voyager CNTYW Delaware Trust(a),(c)		0.3240	02/16/36	5,532,995
14,786,657	Voyager CNTYW Delaware Trust(a),(c)		0.2840	05/16/36	13,274,679
601,700	Voyager OPTONE Delaware Trust(a),(c),(d)		0.3360	02/25/38	185,588
2,296,117	Wachovia Mortgage Loan Trust, LLC Series 2005-A(c)		2.7410	08/20/35	2,316,021
410,526	Wachovia Mortgage Loan Trust, LLC Series 2005-A(c)		2.1780	08/20/35	420,318
96,710	Wachovia Mortgage Loan Trust, LLC Series 2006-A(c)		2.8580	05/20/36	99,612
37,486	Wachovia Mortgage Loan Trust, LLC Series 2006-A(c)		3.0010	05/20/36	36,623
152,290	WaMu Mortgage Backed Pass Through Certificates(c)		10.2130	12/19/39	149,958
51,380	WaMu Mortgage Backed Pass Through Certificates(a),(c)		10.2130	12/19/39	47,791

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
38,551	WaMu Mortgage Backed Pass Through Certificates(a),(c)		10.2130	12/19/39	$35,066
29,719	WaMu Mortgage Backed Pass Through Certificates(a),(c)		10.2130	12/19/39	21,920
148,360	WaMu Mortgage Pass-Through Certificates Series(c)		2.4950	10/25/32	146,729
275,643	WaMu Mortgage Pass-Through Certificates Series		5.7500	01/25/33	283,052
481,358	WaMu Mortgage Pass-Through Certificates Series(c)		2.5980	02/25/33	479,810
1,296,565	WaMu Mortgage Pass-Through Certificates Series(c)		5.6330	06/25/33	783,145
227,664	WaMu Mortgage Pass-Through Certificates Series(c)		2.6300	09/25/33	187,593
104,252	WaMu Mortgage Pass-Through Certificates Series		5.5000	06/25/34	107,761
20,567	WaMu Mortgage Pass-Through Certificates Series		5.5000	07/25/34	21,853
66,321	WaMu Mortgage Pass-Through Certificates Series(c)		3.2240	10/25/36	64,920
283,779	WaMu Mortgage Pass-Through Certificates Series(c)		1.4970	11/25/41	254,460
22,404	WaMu Mortgage Pass-Through Certificates Series(a),(b)	12MTA + 1.400%	1.4920	06/25/42	6,693
119,900	WaMu Mortgage Pass-Through Certificates Series(b)	12MTA + 1.400%	1.4920	06/25/42	113,420
118,725	WaMu Mortgage Pass-Through Certificates Series(b)	12MTA + 1.400%	1.4920	06/25/42	113,085
236,917	WaMu Mortgage Pass-Through Certificates Series(b)	12MTA + 1.400%	1.4920	06/25/42	226,868
51,849	WaMu Mortgage Pass-Through Certificates Series(b)	12MTA + 1.400%	1.4920	08/25/42	40,176
77,420	WaMu Mortgage Pass-Through Certificates Series(b)	12MTA + 1.400%	1.4920	08/25/42	75,770
2,612,859	WaMu Mortgage Pass-Through Certificates Series(b)	12MTA + 0.980%	1.0780	07/25/46	2,471,826
136,120	WaMu Pass Through Certificates Series 2002-AR12(c)		2.3250	10/25/32	135,668
83,724	WaMu Pass Through Certificates Series 2002-AR12(c)		2.3250	10/25/32	80,173
107,704	Washington Mutual Mortgage Pass-Through		5.5000	03/25/35	109,713
2,289,895	Washington Mutual Mortgage Pass-Through(b)	US0001M + 0.500%	0.5860	02/25/36	1,995,204
397,781	Washington Mutual Mortgage Pass-Through		6.0000	03/25/36	360,821
381,443	Washington Mutual Mortgage Pass-Through		6.0000	04/25/37	382,365
68,074	Washington Mutual Mortgage Pass-Through(b)	12MTA + 0.940%	1.0380	04/25/46	64,218
461,167	Washington Mutual Mortgage Pass-Through(b)	12MTA + 0.940%	1.0380	07/25/46	318,393
772,828	Washington Mutual Mortgage Pass-Through(b)	12MTA + 0.960%	1.0580	08/25/46	514,311
59,455	Washington Mutual Mortgage Pass-Through(b)	12MTA + 0.850%	0.9480	10/25/46	54,219
47,353	Washington Mutual MSC Mortgage Pass-Through(a)		6.5000	10/19/29	47,040
47,353	Washington Mutual MSC Mortgage Pass-Through(a)		6.5000	10/19/29	47,012
89,152	Washington Mutual MSC Mortgage Pass-Through(c)		3.3850	02/25/33	91,996
76,567	Washington Mutual MSC Mortgage Pass-Through		5.7500	03/25/33	77,514
161,251	Washington Mutual MSC Mortgage Pass-Through(c)		5.7500	03/25/33	116,564
52,230	Washington Mutual MSC Mortgage Pass-Through		7.5000	04/25/33	53,905

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (Continued)
729,139	Washington Mutual MSC Mortgage Pass-Through(c)		2.3970	05/25/33	$727,205
854,238	Washington Mutual MSC Mortgage Pass-Through(c)		7.0000	07/25/33	842,696
74,777	Wells Fargo Alternative Loan 2007-PA2 Trust		5.5000	06/25/22	74,553
65,847	Wells Fargo Mortgage Backed Securities 2003-I(c)		2.4000	09/25/33	52,475
71,388	Wells Fargo Mortgage Backed Securities 2004-K(c)		2.6150	07/25/34	71,975
43,027	Wells Fargo Mortgage Backed Securities 2004-K(c)		2.6150	07/25/34	43,443
2,689	Wells Fargo Mortgage Backed Securities 2006-20		5.5000	12/25/21	2,680
					256,343,348
	HOME EQUITY — 13.5%
1,300,807	ABFC 2002-WF2 Trust		0.0000	11/25/29	1,325,001
158,238	ABFS Mortgage Loan Trust 2000-3(f)		8.1100	09/15/31	157,208
3,277,720	ABFS Mortgage Loan Trust 2002-1(f)		7.0100	12/15/32	3,281,906
1,172,357	ABFS Mortgage Loan Trust 2003-1(b)	US0001M + 2.250%	2.3340	08/15/33	1,171,231
627,496	Accredited Mortgage Loan Trust 2003-3(f)		5.2100	01/25/34	651,494
375,167	Accredited Mortgage Loan Trust 2004-3(f)		6.0000	10/25/34	385,626
892,823	Accredited Mortgage Loan Trust 2005-1(b)	US0001M + 3.300%	3.3860	04/25/35	923,028
24,299	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 1.275%	1.3610	08/25/32	23,243
342,628	ACE Securities Corp Home Equity Loan Trust Series(a),(b)	US0001M + 5.250%	5.3360	07/25/34	343,696
1,531,310	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 3.500%	3.5860	05/25/35	1,640,359
9,000	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 0.070%	0.1560	11/25/36	4,562
240,003	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 0.180%	0.2660	02/25/37	134,044
370,110	Aegis Asset Backed Securities Trust Mortgage Pass-(b)	US0001M + 3.150%	3.2360	09/25/34	381,684
56,769	AFC Home Equity Loan Trust(b)	US0001M + 0.720%	0.8060	09/22/28	56,316
850,870	AFC Trust Series 2000-2(b)	US0001M + 0.700%	0.7860	06/25/30	819,337
1,222,686	AFC Trust Series 2000-2(b)	US0001M + 0.790%	0.8760	06/25/30	1,185,181
165,586	AFC Trust Series 2000-3(a),(b)	US0001M + 0.640%	0.7260	10/25/30	162,055
904,298	AFC Trust Series 2000-3(a),(b)	US0001M + 0.750%	0.8360	10/25/30	871,689
56,287	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 2.850%	2.9360	08/25/32	56,578
256,801	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 4.500%	3.2550	01/25/33	260,841
477,684	Ameriquest Mortgage Securities Inc Asset-Backed(b)	US0001M + 3.750%	3.0370	02/25/33	473,866
1,356,326	Amresco Residential Securities Corp Mort Loan(b)	US0001M + 0.750%	1.3360	11/25/29	1,372,434
117,128	Amresco Residential Securities Corp Mortgage Loan(f)		7.3800	10/25/27	120,336
1,926,278	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 5.250%	5.3340	01/15/33	1,971,538
136,163	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 6.750%	4.0150	09/15/33	428,073

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	HOME EQUITY — 13.5% (Continued)
601,270	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 6.375%	4.0150	09/15/33	$606,307
8,340	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 0.080%	0.1660	05/25/37	6,691
324,381	Bayview Financial Asset Trust 2007-SSR1(a),(b)	US0001M + 0.800%	0.8860	03/25/37	310,854
191,618	Bayview Financial Asset Trust 2007-SSR1(a),(b)	US0001M + 1.150%	1.2360	03/25/37	186,480
52,313	Bayview Financial Mortgage Pass-Through(b)	US0001M + 2.850%	2.9350	08/28/44	53,264
9,082,000	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 6.000%	6.0860	10/25/34	9,733,785
148,728	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 4.650%	4.7360	12/25/34	159,829
572,024	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 2.550%	2.6360	05/25/35	582,882
3,547,332	Bear Stearns Asset Backed Securities I Trust(a),(b)	US0001M + 4.500%	4.5490	08/25/35	3,808,885
820,836	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 0.615%	0.7010	02/25/36	943,799
801,940	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 0.320%	0.4060	08/25/36	774,717
277,664	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 0.270%	0.3560	01/25/37	950,690
32,662	Bear Stearns Second Lien Trust 2007-1(b)	US0001M + 0.440%	0.5260	08/25/37	31,047
685,193	Bond Securitization Trust 2003-1(c)		0.0000	10/25/34	565,000
158,522	Centex Home Equity Loan Trust 2004-C(b)	US0001M + 0.795%	0.8810	06/25/34	153,860
332,914	Centex Home Equity Loan Trust 2004-D(f)		6.0600	09/25/34	350,386
500,553	Citigroup Mortgage Loan Trust 2007-OPX1(f)		5.8630	01/25/37	249,468
6,276	Citigroup Mortgage Loan Trust, Inc.(b)	US0001M + 2.400%	2.4860	12/25/33	6,640
163	Countrywide Asset-Backed Certificates(c)		5.0910	05/25/32	160
108	Countrywide Asset-Backed Certificates(c)		5.8340	07/25/34	108
54,326	Countrywide Asset-Backed Certificates(f)		5.2520	02/25/35	54,355
35,180	Countrywide Home Equity Loan Trust(b)	US0001M + 0.150%	0.2340	11/15/36	31,308
768,860	Countrywide Home Equity Loan Trust(b)	US0001M + 0.150%	0.2340	11/15/36	675,144
776,642	Credit Suisse First Boston Mortgage Securities(b)	US0001M + 0.740%	0.8260	08/25/32	768,852
578,775	Credit Suisse First Boston Mortgage Securities(b)	US0001M + 3.250%	3.3360	04/25/34	588,008
1,725,000	Credit Suisse Seasoned Loan Trust 2006-1(a),(b)	US0001M + 0.825%	0.9110	10/25/34	1,658,511
1,625	CWABS Revolving Home Equity Loan Trust Series(b)	US0001M + 0.290%	0.3740	12/15/33	1,616
80,906	CWABS Revolving Home Equity Loan Trust Series(b)	US0001M + 0.280%	0.3640	02/15/34	79,817
65,767	CWABS Revolving Home Equity Loan Trust Series(b)	US0001M + 0.280%	0.3640	02/15/34	63,002
3,634,416	CWHEQ Home Equity Loan Trust Series 2006-S5		6.1550	06/25/35	4,587,000
680,743	CWHEQ Revolving Home Equity Loan Trust Series(b)	US0001M + 0.240%	0.3240	02/15/36	648,761
1,077,982	CWHEQ Revolving Home Equity Loan Trust Series(b)	US0001M + 0.340%	0.4240	02/15/36	1,029,161
1,361,638	CWHEQ Revolving Home Equity Loan Trust Series(b)	US0001M + 0.200%	0.2840	05/15/36	1,302,518
79,677	CWHEQ Revolving Home Equity Loan Trust Series(b)	US0001M + 0.140%	0.2240	01/15/37	76,339

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	HOME EQUITY — 13.5% (Continued)
391,179	FirstCity Capital Home Equity Loan Trust 1998-2(a),(b)	US0001M + 1.600%	1.6860	01/25/29	$390,043
309,338	GMACM Home Equity Loan Trust 2004-HE1(b)	US0001M + 0.500%	0.6090	06/25/34	305,042
82,300	GMACM Home Equity Loan Trust 2004-HE3(a),(b)	US0001M + 0.500%	0.5860	10/25/34	78,792
7,366	GMACM Home Equity Loan Trust 2005-HE1(a),(b)	US0001M + 0.500%	0.5860	08/25/35	12,500
2,027,815	GMACM Home Equity Loan Trust 2007-HE2(b)	US0001M + 0.140%	0.2260	12/25/37	1,973,508
1,538,722	GMACM Home Equity Loan Trust 2007-HE2(f)		7.4240	12/25/37	1,612,973
547,645	GMACM Mortgage Loan Trust 2004-GH1(f)		5.5000	07/25/35	402,074
55,900	GreenPoint Home Equity Loan Trust 2004-4(b)	US0001M + 0.280%	0.3640	08/15/30	55,531
573,133	GSAA Home Equity Trust 2005-2(b)	US0001M + 2.175%	2.2610	12/25/34	637,220
21,339	GSAA Trust 2004-3(f)		6.7200	04/25/34	22,018
52,798	Home Equity Asset Trust(b)	US0001M + 1.500%	1.5860	03/25/33	53,265
18,412	Home Equity Asset Trust 2002-2(b)	US0001M + 2.600%	2.6860	06/25/32	31,122
11,138	Home Equity Mortgage Trust 2007-1(b)	US0001M + 0.340%	0.4260	05/25/37	10,669
129,835	IMC Home Equity Loan Trust 1998-5(f)		5.9640	12/20/29	136,005
67,329	Irwin Home Equity Loan Trust 2004-1(b)	US0001M + 1.875%	1.9590	12/25/34	66,522
842,773	Irwin Home Equity Loan Trust 2006-P1(a),(b)	US0001M + 0.280%	0.3660	12/25/36	824,231
1,081,236	Irwin Home Equity Loan Trust 2006-P1(a),(f)		6.3000	06/25/37	1,109,485
460,360	MAFI II Remic Trust 1999-A(a),(c)		8.0000	03/20/25	466,761
331,415	Mastr Asset Backed Securities Trust 2003-NC1(b)	US0001M + 5.250%	4.0010	04/25/33	346,374
15,801	Mastr Asset Backed Securities Trust 2004-WMC2(b)	US0001M + 3.225%	3.3110	04/25/34	18,224
891,997	Mastr Asset Backed Securities Trust 2005-NC2(b)	US0001M + 0.500%	0.5860	11/25/35	654,656
1,428,045	Mastr Asset Backed Securities Trust 2005-NC2(b)	US0001M + 0.700%	0.7860	11/25/35	1,065,584
84,341	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 3.075%	3.1610	10/25/35	85,692
5,682,259	Merrill Lynch Mortgage Investors Trust Series(a),(b)	US0001M + 1.125%	1.2110	08/25/36	6,369,537
133,689	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(b)	US0001M + 3.150%	3.2360	09/25/33	135,538
2,243	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE4(b)	US0001M + 0.110%	0.1960	02/25/37	963
83,527	Morgan Stanley Dean Witter Capital I Inc Trust(b)	US0001M + 2.100%	2.1860	02/25/32	83,588
109,717	Morgan Stanley Mortgage Loan Trust 2006-16AX(b)	US0001M + 0.340%	0.4260	11/25/36	42,579
1,787,945	Morgan Stanley Mortgage Loan Trust 2007-8XS(c)		6.0000	04/25/37	1,456,748
115,011	New Century Home Equity Loan Trust 2003-6(b)	US0001M + 1.080%	1.1660	01/25/34	115,068
6,351	New Century Home Equity Loan Trust Series 2003-5(c)		4.8770	11/25/33	6,561
27,238	New Century Home Equity Loan Trust Series 2005-A A4W(f)		4.7130	08/25/35	27,295
506,161	Option One Mortgage Loan Trust 2004-1(b)	US0001M + 1.650%	1.7360	01/25/34	511,072
178,972	Option One Mortgage Loan Trust 2004-1(b)	US0001M + 2.475%	2.5610	01/25/34	179,604

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	HOME EQUITY — 13.5% (Continued)
1,111,090	Option One Mortgage Loan Trust 2007-FXD1(f)		5.8660	01/25/37	$1,104,305
357,928	Option One Mortgage Loan Trust 2007-FXD2(f)		6.1020	03/25/37	364,772
239,487	RAAC Series 2004-SP1 Trust(f)		6.1180	03/25/34	241,972
11,285	RASC Series 2003-KS4 Trust(f)		4.6700	06/25/33	11,463
2,742,835	RASC Series 2004-KS11 Trust(b)	US0001M + 1.000%	1.5860	12/25/34	2,985,457
67,659	Renaissance Home Equity Loan Trust 2002-4(f)		7.5720	03/25/33	67,056
657,947	Renaissance Home Equity Loan Trust 2004-2(b)	US0001M + 0.960%	1.0460	07/25/34	638,678
201,924	Renaissance Home Equity Loan Trust 2004-3(f)		5.3240	11/25/34	204,332
305,357	Renaissance Home Equity Loan Trust 2005-4(f)		5.8250	02/25/36	307,845
35,376	Saco I Trust 2007-1(b)	US0001M + 0.320%	0.4060	01/25/37	35,373
58,959	Saco I Trust 2007-2(b)	US0001M + 0.320%	0.4060	02/25/37	59,599
36,734,455	Soundview Home Loan Trust 2007-OPT4(c),(d)		0.5800	09/25/37	1,054,235
709,692	Structured Asset Securities Corp Mortgage Pass		3.3750	08/25/31	701,594
225,000	Structured Asset Securities Corp Pass-Through		0.0000	02/25/32	225,000
409,337	Terwin Mortgage Trust 2004-1HE(a),(b)	US0001M + 2.475%	2.5610	02/25/34	412,586
2,299,013	Terwin Mortgage Trust 2004-21HE(a),(b)	US0001M + 2.625%	2.7110	12/25/34	2,329,826
68,664	Terwin Mortgage Trust 2006-10SL(a),(c)		4.7500	10/25/37	39,616
1,317,187	Terwin Mortgage Trust 2006-4SL(a),(c)		0.1970	05/25/37	873,339
1,816,645	Terwin Mortgage Trust 2006-6(a),(c)		0.2640	07/25/37	1,028,254
4,826,458	Truman Capital Mortgage Loan Trust(a),(b)	US0001M + 4.650%	4.7360	11/25/32	4,503,857
16,701	United National Home Loan Owner Trust 1999-1(f)		6.9100	03/25/25	16,624
48,340	Wells Fargo Home Equity Asset-Backed Securities(c)		4.9800	04/25/34	49,698
					85,782,895
	MANUFACTURED HOUSING — 2.1%
591,707	BCMSC Trust 1999-B(c)		6.9750	12/15/29	119,001
2,613,175	Conseco Finance Corporation(c)		7.0200	10/15/27	2,679,170
388,570	Conseco Finance Corporation(c)		7.5300	03/15/28	398,393
3,304,041	Conseco Finance Corporation(c)		7.5400	06/15/28	3,447,023
488,508	Conseco Finance Corporation(c)		6.9400	12/01/28	500,561
401,807	Conseco Finance Corporation(c)		7.5000	03/01/30	217,860
19,230	Credit-Based Asset Servicing and Securitization,(a),(f)		6.2500	10/25/36	19,424
2,211,756	Deutsche Financial Capital Securitization, LLC		7.2750	04/15/28	2,278,554
14,830	MERIT Securities Corporation(f)		7.6300	07/28/33	15,184
1,190,000	Morgan Stanley Resecuritization Trust 2015-R7(a),(c)		7.4330	02/26/29	1,187,972

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	MANUFACTURED HOUSING — 2.1% (Continued)
13,816	Oakwood Mortgage Investors, Inc.		7.7500	08/15/27	$13,992
13,693	Oakwood Mortgage Investors, Inc.(c)		7.3250	02/15/28	13,603
1,634,996	Oakwood Mortgage Investors, Inc.(a)		7.4150	01/15/29	1,707,734
83,787	Oakwood Mortgage Investors, Inc.(c)		5.1900	06/15/32	85,417
759,407	Origen Manufactured Housing Contract Trust 2007-A(c)		2.7310	04/15/37	729,148
35,474	Origen Manufactured Housing Contract Trust 2007-B(a),(b)	US0001M + 1.200%	1.2840	10/15/37	35,290
9,887	UCFC Manufactured Housing Contract		6.2270	01/15/30	10,106
					13,458,432
	NON AGENCY CMBS — 11.4%
810,042	Banc of America Commercial Mortgage Trust 2006-4(c)		5.7540	07/10/46	801,941
4,618,593	Banc of America Commercial Mortgage Trust 2007-1(c)		5.5230	01/15/49	2,401,668
394,373	Bear Stearns Asset Backed Securities Trust 2003-3(b)	US0001M + 1.230%	1.3160	06/25/43	397,037
847,046	Bear Stearns Commercial Mortgage Securities Trust(a)		5.4120	12/11/38	635,708
2,295,475	Bear Stearns Commercial Mortgage Securities Trust(a),(c)		5.9300	06/11/40	2,078,782
587,383	Bear Stearns Commercial Mortgage Securities Trust(a),(c)		5.7500	09/11/41	588,803
1,223,000	Bear Stearns Commercial Mortgage Securities Trust 2007-T26 AJ(c)		5.5400	01/12/45	1,032,371
2,260,720	CD 2005-CD1 Commercial Mortgage Trust(a),(c)		5.3710	07/15/44	2,228,016
406,327	CD 2007-CD5 Mortgage Trust(a),(c)		6.5820	11/15/44	402,264
17,533,994	CFCRE Commercial Mortgage Trust 2017-C8 X-A(c),(d)		1.7130	06/15/50	1,122,381
31,946	COMM 2010-C1 Mortgage Trust(a),(c)		5.8500	07/10/46	32,176
1,031,000	COMM 2010-C1 Mortgage Trust(a),(c)		5.9850	07/10/46	1,045,618
108,610,000	COMM 2014-CCRE19 Mortgage Trust(a),(c),(d)		0.0800	08/10/47	86,302
19,809	Credit Suisse Commercial Mortgage Trust Series(a),(c)		5.7960	01/15/49	19,533
2,935,145	CSMC 2014-USA OA, LLC(a),(c),(d)		0.6860	09/15/37	54,694
53,376	GMAC Commercial Mortgage Securities Inc Series(c)		5.3490	11/10/45	51,763
1,600,093	Greenwich Capital Commercial Mortgage Trust(a),(c)		5.6580	03/18/49	1,400,081
2,500,000	GS Mortgage Securities Corporation II(a),(b)	US0001M + 1.550%	1.6340	09/15/31	2,201,151
760,000	GS Mortgage Securities Corporation II(a),(b)	US0001M + 2.750%	2.8340	09/15/31	600,945
36,691	GS Mortgage Securities Trust 2010-C1(a)		4.5920	08/10/43	36,723
1,827,000	GS Mortgage Securities Trust 2010-C1(a)		5.1480	08/10/43	1,835,192
3,000,000	GS Mortgage Securities Trust 2010-C1(a),(c)		5.6350	08/10/43	2,808,494
7,000,000	GS Mortgage Securities Trust 2010-C1(a),(c)		6.1870	08/10/43	5,244,688
1,069,846	GS Mortgage Securities Trust 2011-GC5(a),(c)		5.2090	08/10/44	1,074,263
481,000	GS Mortgage Securities Trust 2011-GC5(a),(c)		5.3020	08/10/44	240,500

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	NON AGENCY CMBS — 11.4% (Continued)
166,994	Impac CMB Trust Series 2004-8(b)	US0001M + 1.575%	1.6610	08/25/34	$169,703
1,228,000	JP MORGAN CHASE COMMERCIAL MORTGAGE (a),(c)		5.7070	02/15/46	756,259
2,318,853	JP Morgan Chase Commercial Mortgage Securities(a)		3.9100	05/05/30	1,990,602
4,700,000	JP Morgan Chase Commercial Mortgage Securities(a),(b)	US0001M + 4.250%	4.3340	11/15/31	1,827,190
1,385,183	JP Morgan Chase Commercial Mortgage Securities(a),(c)		6.6260	07/12/35	1,374,122
70,598	JP Morgan Chase Commercial Mortgage Securities(c)		5.6840	07/15/41	70,634
2,000,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)		5.8720	11/15/43	1,622,158
813,374	JP Morgan Chase Commercial Mortgage Securities(a),(c)		5.8720	11/15/43	811,292
5,671,000	JP Morgan Chase Commercial Mortgage Securities 2010-C2 D(a),(c)		5.8720	11/15/43	5,552,470
1,530,202	JP Morgan Chase Commercial Mortgage Securities(c)		5.4890	12/12/43	1,113,574
1,230,333	JP Morgan Chase Commercial Mortgage Securities(a),(c)		5.0130	02/15/46	1,250,858
107,000	JP Morgan Chase Commercial Mortgage Securities(c)		4.3050	04/15/46	84,537
174,696	JP Morgan Chase Commercial Mortgage Securities(a),(c)		5.5750	07/15/46	181,728
2,058,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)		5.7120	07/15/46	2,137,767
9,491,779	JP Morgan Chase Commercial Mortgage Securities 2006-LDP 9A-MS		5.3370	05/15/47	8,400,226
49,799	JP Morgan Chase Commercial Mortgage Securities(c)		6.2610	02/12/49	56,317
9,227	JP Morgan Chase Commercial Mortgage Securities(c)		6.7170	02/15/51	8,472
136,591	LB Commercial Mortgage Trust 2007-C3(a),(b)	US0001M + 0.350%	0.4340	07/15/44	133,896
4,355,000	LBSBC NIM Company 2005-2(a)		5.5000	09/27/30	5,625,002
840,847	LBSBC NIM Company 2005-2(a)		7.8600	09/27/30	1,127,215
32,086	Merrill Lynch Mortgage Investors Trust Series(a),(c)		6.2500	11/15/26	32,488
66,970	Merrill Lynch Mortgage Trust 2005-CKI1(a),(c)		5.3420	11/12/37	50,227
387,526	Merrill Lynch Mortgage Trust 2006-C1(c)		6.5130	05/12/39	377,612
885,930	ML-CFC Commercial Mortgage Trust 2007-9(c)		6.1930	09/12/49	845,480
441,858	ML-CFC Commercial Mortgage Trust 2007-9(c)		6.2220	09/12/49	420,601
2,869,749	Morgan Stanley Capital I Trust 2006-TOP21(a),(c)		5.6760	10/12/52	2,988,746
158,841	Morgan Stanley Capital I Trust 2011-C2 Series 2011-C2 D(a),(c)		5.3850	06/15/44	154,691
545,000	Morgan Stanley Capital I Trust 2011-C2(a),(c)		5.3850	06/15/44	448,867
60,000	Morgan Stanley Capital I Trust 2012-C4(a),(c)		5.2130	03/15/45	60,358
8,000,000	TMSQ 2014-1500 Mortgage Trust(a),(c),(d)		0.2830	10/10/36	40,000
163,000	UBS Commercial Mortgage Trust 2012-C1(a),(c)		5.7340	05/10/45	154,699
265,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 E(a),(c)		6.4520	01/10/45	104,355
2,205,903	Wachovia Bank Commercial Mortgage Trust Series(a),(c)		5.3100	01/15/41	2,190,405
1,325,597	Wachovia Bank Commercial Mortgage Trust Series(a),(c)		5.2740	10/15/44	1,276,942

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	NON AGENCY CMBS — 11.4% (Continued)
281,000	WFRBS Commercial Mortgage Trust 2011-C4(a),(c)		5.0230	06/15/44	$267,580
					72,128,167
	OTHER ABS — 2.1%
123,588	AFC Trust Series 2000-4(a),(b)	US0001M + 0.770%	0.8560	01/25/31	121,786
3,418,843	Legal Fee Funding 2006-1, LLC(a)		8.0000	07/20/36	3,525,217
30,175,837	Mastr Adjustable Rate Mortgages Trust 2007-3 22A2 (i),(j),(k)	US0001M + 0.420%	0.3186	5/25/2047	3,400,000
153,425	Mosaic Solar Loans 2017-1, LLC(a)		0.0000	06/20/42	152,122
253,989	Oakwood Mortgage Investors, Inc.(a),(c)		8.4500	10/15/26	254,026
3,330,620	PEAR 2020-1, LLC(a)		3.7500	12/15/32	3,329,955
179,450	Planet Fitness Master Issuer, LLC Series 2018-1A A2I(a)		4.2620	09/05/48	179,565
2,410,507	SolarCity LMC Series III, LLC(a)		5.4400	07/20/44	2,405,878
					13,368,549
	RESIDENTIAL MORTGAGE — 6.9%
992,136	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 2.760%	2.8460	05/25/34	1,014,320
75,193	Bear Stearns Asset Backed Securities Trust(b)	US0001M + 0.900%	0.9860	12/25/33	74,659
70,042	Bear Stearns Asset Backed Securities Trust(c)		2.7180	07/25/36	70,137
108,401	Bear Stearns Asset Backed Securities Trust		5.5000	08/25/36	109,155
332,370	Bear Stearns Asset Backed Securities Trust(b)	12MTA + 0.980%	1.0720	10/25/36	127,575
383,351	Bear Stearns Asset Backed Securities Trust		6.0000	10/25/36	251,201
277,237	Bear Stearns Asset Backed Securities Trust(b)	US0001M + 3.150%	3.2360	11/25/39	283,445

	RESIDENTIAL MORTGAGE — 6.9% (Continued)
550,000	Bear Stearns Asset Backed Securities Trust(b)	US0001M + 3.150%	3.2360	12/25/42	577,190
43,028	Bear Stearns Asset Backed Securities Trust(e)		0.0000	09/25/46	30,498
201,486	Bear Stearns Asset Backed Securities Trust		5.5000	09/25/46	201,612
68,407	Chase Funding Trust Series 2003-6(f)		4.9510	11/25/34	71,837
6,895	Citicorp Residential Mortgage Trust Series 2006-1(f)		4.9440	07/25/36	6,894
4,472	Citicorp Residential Mortgage Trust Series 2007-2(f)		4.9250	06/25/37	4,513
146,393	Citigroup Mortgage Loan Trust, Inc.(b)	US0001M + 2.625%	2.7110	11/25/34	954,728
11,999	Citigroup Mortgage Loan Trust, Inc.(f)		6.0300	11/25/34	12,210
452,008	Countrywide Asset-Backed Certificates(b)	US0001M + 2.625%	2.7110	10/25/33	462,217
1,498,810	Countrywide Asset-Backed Certificates(b)	US0001M + 0.660%	0.7460	11/25/33	1,468,162
84,763	Countrywide Asset-Backed Certificates(a),(f)		5.5000	08/25/35	86,479
667,186	Countrywide Asset-Backed Certificates(f)		4.1030	01/25/37	667,063

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	RESIDENTIAL MORTGAGE — 6.9% (Continued)
1,119,618	Countrywide Asset-Backed Certificates(b)	US0001M + 0.500%	0.5860	05/25/37	$1,031,651
571,000	Credit-Based Asset Servicing and(a),(f)		4.8420	12/25/37	638,903
15,837	Credit-Based Asset Servicing and Securitization,(a),(c)		5.7960	02/03/29	12,408
29,582	Credit-Based Asset Servicing and Securitization,(b)	US0001M + 2.850%	2.9360	06/25/32	29,631
246,492	Credit-Based Asset Servicing and Securitization,(a),(b)	US0001M + 2.400%	2.4860	09/25/35	250,228
323,690	Credit-Based Asset Servicing and Securitization,(f)		3.0990	12/25/36	329,737
745,621	Credit-Based Asset Servicing and Securitization,(a),(b)	US0001M + 0.460%	0.5460	02/25/37	644,331
553,042	CSFB Mortgage-Backed Pass-Through Certificates(b)	US0001M + 4.000%	4.0860	02/25/32	586,200
5,258	CWABS Asset-Backed Certificates Trust 2004-15(f)		4.5130	05/25/35	5,273
18,749	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1-AF5A(f)		5.1590	07/25/35	18,874
98,181	CWABS Asset-Backed Certificates Trust 2005-16(c)		4.3960	05/25/36	99,247
285,891	CWABS Asset-Backed Certificates Trust 2005-17(f)		6.0470	05/25/36	284,734
499,190	Equity One Mortgage Pass-Through Trust 2002-1(c)		6.2820	08/25/32	506,811
209,469	Finance America Mortgage Loan Trust 2004-3(b)	US0001M + 0.945%	1.0310	11/25/34	209,729
195,762	Finance America Mortgage Loan Trust 2004-3(b)	US0001M + 1.020%	1.1060	11/25/34	195,995
280,000	First Franklin Mortgage Loan Trust 2003-FFB(c)		0.0000	02/25/33	280,000
232,660	First Franklin Mortgage Loan Trust 2004-FF2(b)	US0001M + 1.500%	1.5860	03/25/34	228,600
2,435,626	Fremont Home Loan Trust 2002-2(b)	US0001M + 1.725%	1.8110	10/25/33	2,478,340
35,506	Fremont Home Loan Trust 2004-B(b)	US0001M + 3.000%	3.0860	05/25/34	38,718
46,705	Fremont Home Loan Trust 2005-A(b)	US0001M + 0.735%	0.8210	01/25/35	46,525
650,000	Fremont Home Loan Trust 2005-E(b)	US0001M + 0.675%	0.7610	01/25/36	599,175
43,587	GSAMP Trust 2003-SEA2(f)		5.4210	07/25/33	43,840
117,567	GSAMP Trust 2004-HE1(b)	US0001M + 0.825%	0.9110	05/25/34	114,843
1,170,131	GSRPM Mortgage Loan Trust Series 2004-1(a),(b)	US0001M + 3.750%	3.8360	09/25/42	1,182,303
686,166	Lehman XS Trust 2007-3(b)	US0001M + 0.320%	0.4060	03/25/37	626,878
3,487,014	Lehman XS Trust Series 2005-4(b)	US0001M + 0.750%	0.8360	10/25/35	4,689,812
35,453	Park Place Securities Inc Asset-Backed(b)	US0001M + 0.975%	1.0610	10/25/34	36,843
161,403	PFCA Home Equity Investment Trust(a),(c)		4.2470	01/22/35	166,026
354,413	PFCA Home Equity Investment Trust(a),(c)		3.3720	08/25/35	351,178
20,245	RAAC Series 2005-RP2 Trust(a),(b)	US0001M + 1.750%	2.7110	06/25/35	20,247
3,080,000	RAAC Series 2005-RP2 Trust(a),(b)	US0001M + 2.000%	3.0860	06/25/35	3,121,544
8,103,518	RAAC Series 2005-SP3 Trust		0.0000	12/25/35	7,560,001
2,759,324	RAAC Series 2006-RP1 Trust(b)	US0001M + 1.875%	1.9610	10/25/45	2,891,470
732,809	RAMP Series 2004-SL3 Trust		8.5000	12/25/31	456,951

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	RESIDENTIAL MORTGAGE — 6.9% (Continued)
230,734	RASC Series 2006-KS9 Trust(b)	US0001M + 0.160%	0.2460	11/25/36	$369,179
176,946	RFSC Series 2002-RP2 Trust(a),(b)	US0001M + 1.500%	1.5860	10/25/32	172,495
8,410	SACO I Trust 2005-9(b)	US0001M + 0.690%	0.7760	12/25/35	129,673
94,278	SACO I Trust 2005-WM2(b)	US0001M + 0.825%	0.9110	07/25/35	95,397
90,967	SACO I Trust 2006-6(b)	US0001M + 0.260%	0.3460	06/25/36	89,982
3,330,000	SASCO ARC NIM 2003-5 20330627(a)		6.0000	06/27/33	3,375,987
95,493	Soundview Home Loan Trust 2004-1(b)	US0001M + 2.925%	3.0110	07/25/34	96,556
739,165	Soundview Home Loan Trust 2004-1(b)	US0001M + 4.875%	4.9610	07/25/34	768,796
525,000	Structured Asset Securities Corp Mortgage(f)		5.7500	05/25/34	605,607
94,326	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 0.630%	0.7160	05/25/35	93,550
454,478	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 0.900%	0.9860	05/25/35	439,247
470,541	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 0.945%	1.0310	05/25/35	451,316
357,135	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 0.990%	1.0760	05/25/35	344,887
145,141	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 1.650%	1.7360	05/25/35	142,627
39,471	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 0.435%	0.5210	06/25/35	39,495
					43,465,735
	TOTAL ASSET BACKED SECURITIES (Cost $493,245,034)				499,653,793

	CORPORATE BONDS — 13.3%
	INSURANCE — 8.6%
26,563,416	Ambac Assurance Corporation(a)		0.0000	06/07/69	37,587,233
10,688,464	AMBAC Assurance Corporation(a)		8.5000	02/12/55	10,047,156
14,997,678	MBIA Global Funding, LLC(e)		0.0000	12/15/33	4,471,953
2,134,055	MZ Funding, LLC(a)		12.0000	01/20/22	2,174,901
					54,281,243
	SPECIALTY FINANCE — 0.2%
1,275,000	X-Caliber Funding, LLC(a)		11.0000	09/24/24	1,275,000

	SYNDICATED LOANS — 3.9%
9,750,000	DEER FINANCE SYNDICATED LOAN (i)		6.0000	10/07/23	9,764,257
3,577,259	MILBERG COLEMAN BRYSON PHILLIPS GROSSMAN SYNDICATE(i)		17.5000	04/28/25	3,577,259
7,500,000	MSP DEER FINANCE SYNDICATED LOAN (i)		17.0000	04/09/25	7,500,000
3,701,485	WATTS GUERRA 005-A DEER FINANCE SYNDICATE LOAN (i)		15.5000	10/30/25	3,701,485
					24,543,001

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	TRANSPORTATION & LOGISTICS — 0.6%
3,160,615	American Airlines 2013-1 Class A Pass Through Series 2013-1 Class A	4.0000	01/15/27	$3,067,242
113,909	American Airlines 2013-2 Class A Pass Through Series 2013-2 Class A	4.9500	01/15/23	116,486
903,069	US Airways 2013-1 Class A Pass Through Trust Series 13-1 A	3.9500	11/15/25	919,371
				4,103,099
	TOTAL CORPORATE BONDS (Cost $83,854,483)			84,202,343

	U.S. GOVERNMENT & AGENCIES — 0.1%
	U.S. TREASURY BONDS — 0.1%
200,000	United States Treasury Strip Principal(e)	0.0000	02/15/36	157,409
643,100	United States Treasury Strip Principal(e)	0.0000	02/15/37	491,611
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $592,575)			649,020

Shares
	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUNDS - 7.2%
45,792,463	First American Government Obligations Fund, Class U, 0.03% (Cost $45,792,463)(h)			$45,792,463

	TOTAL INVESTMENTS - 99.8% (Cost $625,487,115)			$632,377,619
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			805,058
	NET ASSETS - 100.0%			$633,182,677

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

COF 11	Cost of Funds for the 11th District of San Francisco

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

US0012M	ICE LIBOR USD 12 Month

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 230,777,442 or 36.4% of net assets.

(b)	Variable rate security; the rate shown represents the rate on September 30, 2021.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Interest only securities.

(e)	Zero coupon bond.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2021.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(i)	Fair Valued Security

(j)	Security currently in litigation.

(k)	Non-income producing.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 69.7%
	AEROSPACE & DEFENSE - 2.4%
47	Boeing Company (The)(a)	$10,337
121	Raytheon Technologies Corporation	10,401
		20,738
	BANKS - 4.9%
248	Bank of America Corporation	10,528
143	Citigroup, Inc.	10,036
65	JPMorgan Chase & Company	10,639
222	Wells Fargo & Company	10,303
		41,506
	CHEMICALS - 4.5%
38	Air Products & Chemicals, Inc.	9,732
45	Ecolab, Inc.	9,388
32	Linde plc	9,388
34	Sherwin-Williams Company (The)	9,511
		38,019
	DIVERSIFIED INDUSTRIALS - 1.1%
45	Honeywell International, Inc.	9,553

	ELECTRIC UTILITIES - 2.2%
230	NRG Energy, Inc.	9,390
546	Vistra Energy Corporation	9,337
		18,727
	ENTERTAINMENT - 2.3%
250	ViacomCBS, Inc., Class B	9,878
56	Walt Disney Company (The)(a)	9,474
		19,352
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.6%
35	American Tower Corporation	9,289
53	Crown Castle International Corporation	9,186
13	Equinix, Inc.	10,272
77	Prologis, Inc.	9,658
31	Public Storage	9,210
		47,615

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 69.7% (Continued)
	INSURANCE - 6.9%
152	Athene Holding Ltd., Class A(a)	$10,469
37	Berkshire Hathaway, Inc., Class B(a)	10,099
68	Goosehead Insurance, Inc., Class A	10,356
136	Lemonade, Inc.(a)	9,113
107	Progressive Corporation (The)	9,672
112	Trupanion, Inc.(a)	8,699
		58,408
	LEISURE FACILITIES & SERVICES - 3.5%
43	McDonald’s Corp.	10,368
87	Starbucks Corporation	9,597
167	Yum China Holdings, Inc.	9,704
		29,669
	METALS & MINING - 10.9%
181	Agnico Eagle Mines Ltd.	9,385
518	Barrick Gold Corporation	9,350
762	First Majestic Silver Corporation	8,611
72	Franco-Nevada Corporation	9,354
290	Freeport-McMoRan, Inc.	9,434
1,699	Hecla Mining Company	9,345
178	Newmont Corporation	9,664
398	Pan American Silver Corporation	9,261
633	SSR Mining, Inc.	9,210
243	Wheaton Precious Metals Corporation	9,132
		92,746
	OIL & GAS PRODUCERS - 14.4%
1,049	Antero Midstream Corp.	10,931
104	Chevron Corporation	10,551
182	ConocoPhillips	12,333
258	Enbridge, Inc.	10,268
1,793	EnLink Midstream, LLC	12,228
150	EOG Resources, Inc.	12,041
186	Exxon Mobil Corporation	10,941
629	Kinder Morgan, Inc.	10,523
193	ONEOK, Inc.	11,192

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 69.7% (Continued)
	OIL & GAS PRODUCERS - 14.4% (Continued)
214	TC Energy Corporation	$10,291
414	Williams Companies, Inc. (The)	10,739
		122,038
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
367	Schlumberger Ltd.	10,878

	RENEWABLE ENERGY - 1.1%
285	Sunnova Energy International, Inc.(a)	9,388

	SOFTWARE - 1.1%
16	MicroStrategy, Inc., Class A(a)	9,254

	SPECIALTY FINANCE - 1.0%
259	Marathon Digital Holdings, Inc.(a)	8,179

	TECHNOLOGY HARDWARE - 1.0%
341	Plantronics, Inc. (a)	8,767

	TECHNOLOGY SERVICES - 3.3%
40	Coinbase Global, Inc., Class A(a)	9,099
36	PayPal Holdings, Inc.(a)	9,368
40	Square, Inc., Class A(a)	9,594
		28,061
	TRANSPORTATION & LOGISTICS - 2.2%
47	Union Pacific Corporation	9,212
53	United Parcel Service, Inc., Class B	9,652
		18,864

	TOTAL COMMON STOCKS (Cost $614,394)	591,762

	EXCHANGE-TRADED FUNDS — 24.7%
	COMMODITY - 24.7%
763	abrdn Bloomberg All Commodity Strategy K-1 Free	21,417

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 24.7% (Continued)
	COMMODITY - 24.7% (Continued)
662	Direxion Auspice Broad Commodity Strategy ETF(a)	$20,972
712	GraniteShares Bloomberg Commodity Broad Strategy	21,431
1,064	Invesco DB Commodity Index Tracking Fund, N	21,472
1,020	Invesco Optimum Yield Diversified Commodity	21,471
598	iShares Commodities Select Strategy ETF	21,432
1,283	iShares S&P GSCI Commodity Indexed Trust(a)	21,632
923	iShares Silver Trust(a)	18,940
522	KraneShares Global Carbon ETF(a)	21,449
120	SPDR® Gold Shares(a)	19,706
	TOTAL EXCHANGE-TRADED FUNDS (Cost $204,023)	209,922

	SHORT-TERM INVESTMENTS — 5.8%
	MONEY MARKET FUNDS - 5.8%
49,194	First American Government Obligations Fund, Class U, 0.03% (Cost $49,194)(b)	49,194

	TOTAL INVESTMENTS - 100.2% (Cost $867,611)	$850,878
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(1,774)
	NET ASSETS - 100.0%	$849,104

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.